1933 Act No. 333-36019
                                                        1940 Act No. 811-08365


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
    Pre-Effective Amendment No.                                             [ ]
    Post-Effective Amendment No. 24                                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
     Amendment No. 25                                                       [X]


                       EVERGREEN SELECT FIXED INCOME TRUST
                 (Exact Name of Registrant as Specified in Charter)


             200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)

                          The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:
[ ]  immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph (b)
[X]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)

                       EVERGREEN SELECT FIXED INCOME TRUST

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 24 TO
                         REGISTRATION STATEMENT ON FORM N-1A

    This Post-Effective Amendment No. 24 to Registrant's Registration Statement No.333-36019/811-08365 consists of the following pages, items of information and documents, together with the exhibits indicated in Part C as being filed herewith:

                                  Facing Sheet

                                     PART A
                                     ------


      Prospectus for Class R for Evergreen Core Bond Fund, as supplemented form time, is contained herein.

                         NATIONAL MUNICIPAL BOND FUNDS

      Prospectus for Classes A,B,C,and I for Evergreen Intermediate
            Municipal Bond Fund, as supplemented from time to time, contained in Post-Effective Amendment No. 23 to Registration Statement
    333-36019/811-08365 filed on July 14, 2003 is incorporated by reference.

   Prospectus for Class IS for Evergreen Intermediate Municipal Bond Fund, as
           supplemented from time to time, contained in Post-Effective
         Amendment No. 23 to Registration Statement 333-36019/811-08365
              filed on July 14, 2003 is incorporated by reference.

                         GLOBAL AND INTERNATIONAL FUNDS

    Prospectuses for Classes I and IS shares of Evergreen International Bond
      Fund, as supplemented from time to time, contained in Post-Effective Amendment No. 21 to Registration Statement 333-36019/811-08365 filed on
                February 6, 2003 are incorporated by reference.

                     SHORT AND INTERMEDIATE TERM BOND FUNDS

    Prospectus for Classes A, B, C and I for Evergreen Adjustable Rate Fund, Evergreen Limited Duration Fund and Evergreen Short Intermediate Bond Fund,
as supplemented from time to time, contained in Post-Effective Amendment No. 20 to Registration Statement 333-36019/811-08365 filed on October 25, 2002 is incorporated by reference.

  Prospectus for Class IS for Evergreen Adjustable Rate Fund, Evergreen Limited Duration Fund and Evergreen Short Intermediate Bond Fund, as supplemented from time to time, contained in Post-Effective Amendment No. 20 to Registration Statement 333-36019/811-08365 filed on October 25, 2002 is incorporated by reference.

                     INTERMEDIATE AND LONG TERM BOND FUNDS

       Prospectus for Classes A, B, C and I for Evergreen Core Bond Fund, Evergreen Fixed Income Fund II and Evergreen Select High Yield Bond Fund, as supplemented from time to time, contained in Post-Effective Amendment
 No. 18 to Registration Statement 333-36019/811-08365 filed on August 26, 2002 is incorporated by reference.

              Prospectus for Class IS for Evergreen Core Bond Fund,
   Evergreen Fixed Income Fund II, and Evergreen Select High Yield Bond Fund, as supplemented from time to time, contained in Post-Effective Amendment No. 18 to Registration Statement 333-36019/811-08365 filed on August 26, 2002 is incorporated by reference.

                                     PART B
                                     ------

           Draft Supplement to the Statement of Additional Information for
                 Evergreen Core Bond Fund is contained herein.

                          NATIONAL MUNICIPAL BOND FUNDS

         Statement of Additional Information for Evergreen Intermediate
       Municipal Bond Fund, as supplemented from time to time, contained in
                       Post-Effective Amendment No. 23 to
               Registration Statement 333-36019/811-08365 filed on
                   July 14, 2003 is incorporated by reference.

                         GLOBAL AND INTERNATIONAL FUNDS

    Statement of Additional Information for Evergreen International Bond Fund, as supplemented from time to time, contained in Post-Effective Amendment
No. 21 to Registration Statement 333-36019/811-08365 filed on February 26, 2003 is incorporated by reference.

                     SHORT AND INTERMEDIATE TERM BOND FUNDS

     Statement of Additional Information for Evergreen Adjustable Rate Fund, Evergreen Limited Duration Fund and Evergreen Short Intermediate Bond Fund,
         as supplemented from time to time, contained in Post-Effective Amendment No. 20 to Registration Statement 333-36019/811-08365
            filed on October 25, 2002 is incorporated by reference.

                     INTERMEDIATE AND LONG TERM BOND FUNDS

  Statement of Additional Information for Evergreen Core Bond Fund, Evergreen
       Fixed Income Fund II and Evergreen Select High Yield Bond Fund, as supplemented from time to time, contained in Post-Effective Amendment No. 18 to Registration Statement No. 333-36019/811-08365 filed on
                 August 26, 2002 is incorporated by reference.

                                     PART C
                                     ------

                                    Exhibits
                                 Indemnification
              Business and Other Connections of Investment Advisors
                             Principal Underwriter
                        Location of Accounts and Records
                                  Undertakings
                                   Signatures

                       EVERGREEN SELECT FIXED INCOME TRUST

                                     PART A

                                   PROSPECTUS

Prospectus, October 7, 2003


Evergreen
Intermediate and Long Term Bond Funds


Evergreen Core Bond Fund


Class R


The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS
FUND RISK/RETURN SUMMARY:

Overview of Fund Risks..........................................1
Evergreen Core Bond Fund........................................2

GENERAL INFORMATION:

The Fund's Investment Advisor...................................4
The Fund's Sub-Advisor..........................................4
The Fund's Portfolio Managers...................................4
Calculating the Share Price.....................................4
How to Choose an Evergreen Fund.................................4
How to Choose the Share Class That Best Suits You...............4
How to Buy and Redeem Shares....................................4
Other Services..................................................5
The Tax Consequences of Investing in the Fund...................5
Fees and Expenses of the Fund...................................5
Other Fund Practices............................................6
Index Descriptions..............................................7


In general, the Fund seeks maximum total return. The Fund emphasizes investments in investment grade debt securities, mortgage- and asset-backed securities and U.S. Treasury and agency obligations.

Fund Summaries Key

The Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS

What are the specific risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund?

                             OVERVIEW OF FUND RISKS

CORE BOND FUND

typically relies on a combination of the following strategies:

o primarily investing its assets in investment grade debt securities, which are bonds rated within the four highest ratings categories by the nationally recognized statistical ratings organizations;
o investing a portion of its assets in corporate securities, mortgage- and asset-backed securities; and
o selling a portfolio investment: i) when the issuer's investment fundamentals begin to deteriorate; ii) to take advantage of more attractive yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which a portfolio manager deems necessary.

may be appropriate for investors who:
o        seek to maximize income or total return; and
o        seek a long-term investment offering a high level of current income.

Following this overview, you will find information on the Fund's specific investment strategies and risks.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategies and investment goals and, if employed, could result in a lower return and potential loss of market opportunity. Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:
o not guaranteed to achieve its investment goal;
o not a deposit with a bank;
o not insured, endorsed or guaranteed by the FDIC or any government agency; and
o subject to investment risks, including possible loss of your original investment.

Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money.

The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. If a Fund invests a significant portion of its portfolio in debt securities, and interest rates rise, then the value of your investment may decline. If interest rates go down, interest earned by a Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by a Fund, the more the Fund is subject to interest rate risk.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. If a Fund invests in debt securities, then the value of your investment may decline if an issuer fails to pay an obligation on a timely basis. A Fund may also be subject to credit risk to the extent it engages in transactions, such as repurchase agreements or dollar rolls, which involve a promise by a third party to honor an obligation to a Fund. Such third party may be unwilling or unable to honor its financial obligations.

Mortgage-Backed and Asset-Backed Securities Risk

Like other debt securities, changes in interest rates generally affect the value of mortgage-backed securities and other asset-backed securities. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates. Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment of mortgages may expose a Fund to a lower rate of return when it reinvests the principal. Prepayment risks in mortgage-backed securities tend to increase during periods of declining interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates.

CORE BOND FUND

FUND FACTS:

Goal:
Maximize Total Return

Principal Investments:
U.S. Treasury and Agency Obligations Investment Grade Corporate Bonds, Mortgage-Backed and Asset-Backed Securities

Class of Shares Offered in this
Prospectus:
Class R

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

Sub-Advisor:
Tattersall Advisory Group, Inc.

Portfolio Managers:
By Team

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks to maximize total return through a combination of current income and capital growth.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund normally invests at least 80% of its assets in dollar-denominated investment grade debt securities, including debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government, corporate bonds, mortgage-backed securities, asset-backed securities, and other income producing securities. The Fund is not required to sell or otherwise dispose of any security that loses its rating or has its rating reduced after the Fund has purchased it. The Fund maintains a bias toward corporate and mortgage-backed securities in order to capture higher levels of income. The Fund expects duration to provide a better measure of interest rate sensitivity than maturity. Accordingly, the Fund intends to limit duration to a two-year minimum and a six-year maximum while the weighted average maturity is expected to be longer than the weighted average duration. Maturity measures the average final payable dates of debt instruments. Duration measures the average life of a bond, defined as the weighted average periods until each payment is made, with weights proportional to the present value of the payment. In addition, the remaining 20% of the Fund's assets may be represented by cash or invested in various cash equivalents or shares of registered investment companies. As part of its investment strategy, the Fund may engage in dollar roll transactions, which allows the Fund to sell a mortgage-backed security to a dealer and simultaneously contract to repurchase a security that is substantially similar in type, coupon and maturity, on a specified future date.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk
o        Mortgage-Backed and Asset-Backed Securities Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class I shares of the Fund in each of the last ten full calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class I Shares (%) 1
==============================================================================================================================
1993         1994           1995         1996       1997       1998       1999           2000         2001       2002
==============================================================================================================================
==============================================================================================================================

8.87         - 2.88         18.85        4.09       9.78       8.23       - 0.14         11.28        8.66       10.06
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              2nd Quarter 1995                         + 5.87 %1
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             1st Quarter 1994                         - 2.56 %1
==============================================================================================================================
==============================================================================================================================

Year-to-date total return as of 6/30/2003 is +4.04%. 1
==============================================================================================================================

The next table lists the Fund's average annual total return for Class I shares over the past one, five and ten years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Lehman Brothers Aggregate Bond Index (LBABI). Please see the "Index Descriptions" in the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return (for the period ended 12/31/2002) 1
==============================================================================================================================
              Inception Date of Class            1 year     5 year     10 year     Performance Since 12/13/1990
==============================================================================================================================
==============================================================================================================================
Class I       12/13/1990                         10.06 %    7.54 %     7.52 %      7.88 %
==============================================================================================================================
==============================================================================================================================

LBABI                                            10.25 %    7.55 %     7.51 %      8.15 %
==============================================================================================================================

1. Since Class R has no previous operating history, the performance shown is for Class I, the original class offered. Class I is not offered in this prospectus. The performance of Class R would differ to the extent that the class does not have the same 12b-1 fees. The 12b-1 fees are 0.50% for Class R. Class I does not pay a 12b-1 fee. If Class R had been in existence for the periods presented above, its returns would have been different. Historical performance shown for Class I prior to 6/4/1999 is based on the performance of Class I of the fund's predecessor fund, Tattersall Bond Fund.


EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are estimated for the Fund's fiscal year ending 4/30/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
================================================================================

                                               Class R
================================================================================
================================================================================

Management Fees                                0.32 %
================================================================================
================================================================================

12b-1 Fees                                     0.50 %
================================================================================
================================================================================

Other Expenses                                 0.19 %


================================================================================
================================================================================

Total Fund Operating Expenses 1                1.01 %
================================================================================

1. The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary expense reimbursements relating to Class R shares, Total Fund Operating Expenses are estimated to be 0.94% for Class R.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower. Example of Fund Expenses
================================================================================

After:                                                           Class R
================================================================================
================================================================================

1 year                                                           $ 103
================================================================================
================================================================================

3 years                                                          $ 322
================================================================================
================================================================================

5 years                                                          $ 558
================================================================================
================================================================================

10 years                                                         $ 1,236
================================================================================

THE FUND'S INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fifth largest bank holding company in the United States, with over $341 billion in consolidated assets as of 12/31/2002. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Fund. EIMC has been managing mutual funds and private accounts since 1932 and managed over $113 billion in assets for the Evergreen funds as of 12/31/2002. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 4/30/2003, the aggregate advisory fee paid to EIMC by the Fund was 0.26%.

THE FUND'S SUB-ADVISOR

Tattersall Advisory Group, Inc. (TAG) is the investment sub-advisor to the Fund. There is no additional charge to the Fund for services provided by TAG. TAG has been managing fixed income accounts since 1976 and manages over $7.5 billion in assets for 10 of the Evergreen funds as of 12/31/2002. TAG is located at 6802 Paragon Place, Suite 200, Richmond, Virginia 23230.

EIMC pays a portion of its advisory fee to TAG for its services.

THE FUND'S PORTFOLIO MANAGERS

Core Bond Fund
The Fund is managed by a team of fixed income portfolio management professionals of TAG, with team members responsible for various fixed income sectors.

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. The NAV of each class of shares is calculated separately. Each security held by a Fund is valued using the most recent market data for that security. If no market data is available for a given security, the Fund will price that security at a fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:
o Most importantly, read the prospectus to see if the Fund is suitable for you.
o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
o Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1.800.343.2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

Class R shares are offered at NAV without a front-end sales charge or a deferred sales charge. However, Class R shares are subject to a 0.50% 12b-1 fee. A portion of Class R shares' 12b-1 fees may be voluntarily waived. Class R shares are sold through certain broker-dealers and financial institutions which have selling agreements with Evergreen Distributor, Inc. (EDI). Certain broker-dealers and other financial institutions may impose a fee in connection with Class R share purchases of the Fund.

For additional information regarding this fee, see "Service Fees and Commissions Paid to Investment Firms" in part two of the SAI.

HOW TO BUY AND REDEEM SHARES

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing, and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the funds. Class R shares generally are not available to retail accounts.

Eligible retirement plans of qualifying size generally may open an account and purchase Class R shares by contacting certain broker-dealers and financial institutions which have selling agreements with Evergreen Distributors Inc.
(EDI) These broker-dealers or financial institutions may impose transaction charges in addition to those described in this prospectus. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

You may exchange Class R shares of the Fund into shares of the same class of other Evergreen funds.

OTHER SERVICES

Automatic Reinvestment of Distributions
For the convenience of investors, all dividends and capital gains distributions paid to retirement plan shareholders will automatically be reinvested.

DISTRIBUTION AND TAXES

Dividends and capital gains distributed by the Fund to retirement plan accounts currently are not subject to federal income tax. Distributions taken from retirement plan accounts generally are taxable as ordinary income. Please consult your tax advisor for further information.

FEES AND EXPENSES OF THE FUND

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees

The Trustees of the Evergreen funds have approved a policy to assess annual 12b-1 fees of up to 0.50% of the average daily net assets of Class R shares. These fees increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Fund may use 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's NAV is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios:
(i) your total return in the Fund is reduced in direct proportion to the fees;
(ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

OTHER FUND PRACTICES

The Fund may invest in futures and options, which are forms of derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate. Small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of derivatives. Such practices are used to hedge a Fund's portfolio to protect against market decline, to maintain a Fund's exposure to its market, to manage cash or to attempt to increase income. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility.

The Fund generally does not take portfolio turnover into account in making investment decisions. This means the Fund could experience a high rate of portfolio turnover (100% or more) in any given fiscal year, resulting in greater brokerage and other transaction costs which are borne by the Fund and its shareholders.

Please consult the SAI for more information regarding these and other investment practices used by the Fund, including risks.

INDEX DESCRIPTIONS
===============================================================================================================================
Index                           Description                                                               Funds
===============================================================================================================================
===============================================================================================================================
Lehman Brothers Aggregate       LBABI is an unmanaged fixed income index covering the U.S.               o Core Bond Fund
Bond  Index (LBABI)             investment grade fixed-rate bond market, including U.S. government and U.S. government agency securities, corporate securities, and asset-backed securities.
===============================================================================================================================

                                       QUICK REFERENCE GUIDE

1.  For Retirement Plan Services
      Please call your employer or plan administrator

2.  For Dealer Services
      Please call 1.800.343.2898

3.  For Shareholder Services
      Visit us on-line EvergreenInvestments.com

4.  Information Line for Hearing and Speech Impaired (TTY/TDD)
      Call 1.800.343.2888
      Monday-Friday, 8 a.m. to 6 p.m. Eastern time

For More Information About Evergreen Core Bond Fund, Ask for:

o The Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for the Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

o The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Information about the Fund (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.


Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

                                                                567271 (10/03)
                                                       SEC File No.: 811-08365

                          EVERGREEN SELECT FIXED INCOME TRUST

                                     PART B

             DRAFT SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

                                                                         DRAFT


         SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION ("SAI")
                                       OF
                            EVERGREEN BALANCED FUNDS
                        EVERGREEN DOMESTIC EQUITY FUNDS I
                       EVERGREEN DOMESTIC EQUITY FUNDS II
                 EVERGREEN INTERMEDIATE AND LONG TERM BOND FUNDS
                    EVERGREEN GLOBAL AND INTERNATIONAL FUNDS


I. Evergreen Asset Allocation Fund, Evergreen Core Bond Fund, Evergreen Equity Income Fund, Evergreen International Equity Fund (formerly Evergreen International Growth Fund), Evergreen Omega Fund, Evergreen Select Strategic Growth Fund and Evergreen Special Values Fund (the "Funds")

     Effective October 7, 2003, the Funds will adopt a new share class, Class R shares.

     In conjunction with the above, the following revisions apply to Part 2 of the Funds' SAIs. The section of the Funds' SAIs entitled "PURCHASE AND REDEMPTION OF SHARES" is revised as follows.

     You may buy shares of the Fund through Evergreen Distributor, Inc. (EDI), broker-dealers that have entered into special agreements with EDI or certain other financial institutions. With certain exceptions, the Fund may offer up to eight different classes of shares that differ primarily with respect to sales charges and distribution fees.

Class R Shares

     Class R shares are offered at NAV without a front-end sales charge or CDSC. However, certain broker-dealers and other financial institutions may impose a fee in connection with purchase and redemption transactions of Class R shares of the Fund. Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing, money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans through certain broker-dealers and financial institutions which have selling agreements with Evergreen Distributor, Inc. (EDI). Class R shares can also be redeemed at NAV through these broker-dealers and financial institutions.
Investors should refer to their broker-dealer or financial institution as appropriate for instruction and further information.

     The first sentence and the table under the section entitled "DISTRIBUTION EXPENSES UNDER RULE 12B-1" is revised to add the following row and footnote.

     The Fund bears some of the costs of selling its Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve, Resource and Class R shares ("Share Classes"), as applicable, including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act.

           -------------------------- --------------------------
                                           Current Maximum
                                         12b-1 Fees Allowed Under
               Class                          the Plans
           -------------------------- --------------------------
           -------------------------- --------------------------
                  R                             0.50%(i)
           -------------------------- --------------------------

          (i) Of this amount 0.25% is to be used exclusively as a service fee. A portion of Class R shares' 12b-1 fee may be voluntarily waived at any time.



October 7, 2003                                                   XXXXXX (10/03)

                          EVERGREEN FIXED INCOME TRUST

                                     PART C

                                OTHER INFORMATION

                       EVERGREEN SELECT FIXED INCOME TRUST

                                     PART C

                                OTHER INFORMATION

Item 23.    Exhibits

     Unless otherwise indicated, each of the Exhibits listed below is filed herewith.

Item      Exhibits
Number    Description                                            Location
-------   -----------                                            -----------

(a)       Declaration of Trust                                   Incorporated by reference to Registrant's
                                                                 Post-Effective Amendment No. 23
                                                                 filed on July 14, 2003


(b)       By-laws (Amended & Restated)                           Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment
                                                                 No. 12 filed on January 26, 2001

(c)       Provisions of instruments defining the rights          Included as part of Exhibit a
          of holders of the securities being registered          and b above
          are contained in the Declaration of Trust
          Articles II, V, VI, VIII, IX and By-laws
          Articles II and VI

(d)(1)    Investment Advisory and Management Agreement           Contained herein
          between the Registrant and Evergreen Investment
          Management Company, LLC

(d)(2)    Sub-Advisory Agreement between Evergreen               Incorporated by reference to
          Investment Management Company, LLC and                 Registrant's Post-Effective Amendment
          Tattersall Advisory Group, Inc.                        No. 16 filed on February 28, 2002

(d)(3)    Sub-Advisory Agreement between Evergreen               Contained herein
          Investment Management Company, LLC and
          First International Advisors, Inc.

(e)(1)    Principal Underwriting Agreement for                   Incorporated by reference to Registrant's
          Institutional Class between the Registrant             Post Effective Amendment No. 3
          and Evergreen Distributor, Inc.                        Filed on June 30, 1998

(e)(2)    Principal Underwriting for Institutional Service       Incorporated by referenced to Registrant's
          Class between the Registrant and Evergreen             Post-Effective No. 3
          Distributor, Inc.                                      Filed on June 30, 1998

(e)(3)    Principal Underwriting Agreement for Class A           Incorporated by reference to Registrant's
          and Class C Shares between the Registrant,             Post-Effective Amendment No. 22
          on behalf of Evergreen Adjustable                      Filed on April 1, 2003
          Rate Fund, Evergreen Core Bond Fund, Evergreen
          Intermediate Bond Fund and Evergreen Limited
          Duration Fund, and Evergreen Distributor, Inc.

(e)(4)    Principal Underwriting Agreement for Class B           Incorporated by reference to Registrant's
          Shares between the Registrant, on behalf of            Post-Effective Amendment No. 22
          Evergreen Adjustable Rate Fund, Evergreen              Filed on April 1, 2003
          Core Bond Fund, Evergreen Intermediate Bond Fund
          and Evergreen Limited Duration Fund, and
          Evergreen Distributor, Inc.

(e)(5)    Form of Principal Underwriting Agreement for           Contained herein
          Class R Shares between the Registrant,
          on behalf of Evergreen Short Intermediate
          Bond Fund and Evergreen Core Bond Fund, and
          Evergreen Distributor, Inc.

(e)(6)    Dealer Agreement used by Evergreen                     Incorporated by reference to
          Distributor, Inc.                                      Registrant's Post-Effective Amendment
                                                                 No. 16 filed on February 28, 2002

(e)(7)    Form of Class R Marketing Services Agreement           Contained herein

(f)       Deferred Compensation Plan                             Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment
                                                                 No. 12 filed on January 26, 2001

(g)       Custodian Agreement between the Registrant             Incorporated by reference to
          and State Street Bank and Trust Company                Registrant's Post-Effective Amendment
                                                                 No. 16 filed on  February 28, 2002

(g)(1)    Amended Pricing Schedule to Custodian Agreement        Incorporated by reference to
          between Registrant and State Street Bank and           Registrant's Post-Effective Amendment
          Trust Company                                          No. 21 filed on February 26, 2003


(h)(1)    Administrative Services Agreement between              Contained herein
          the Registrant and Evergreen Investment
          Services, Inc.

(h)(2)    Transfer Agent Agreement between the                   Incorporated by reference to
          Registrant and Evergreen Service Company, LLC          Registrant's Post-Effective Amendment
                                                                 No. 14 filed on January 28, 2002

(h)(3)    Tax Administration Agreement                           Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment
                                                                 No. 23 filed on July 14, 2003

(i)(1)    Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment
                                                                 No. 1 filed on December 12, 1997

(i)(2)    Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to
                                                                 Registrant's  Post-Effective Amendment
                                                                 No. 8 filed on August 17, 1999

(j)(1)    Consent of KPMG LLP                                    Incorporated by reference to
          Short and Intermediate Term Bond Funds                 Registrant's Post-Effective Amendment
                Evergreen Adjustable Rate Fund,                  No. 20 filed on October 25, 2002
                Evergreen Limited Duration Fund and
                Evergreen Short Intermediate Bond Fund

(j)(2)    Consent of KPMG LLP                                    Incorporated by reference to
          National Municipal Bond Funds                          Registrant's Post-Effective Amendment
                Evergreen Intermediate Municipal Bond Fund       No. 23 filed on July 14, 2003

j)(3)    Consent of KPMG LLP                                     Incorporated by reference to
          Intermediate and Long Term Bond Funds                  Registrant's Post-Effective Amendment
               Evergreen Core Bond Fund, Evergreen               No. 18 filed on August 26, 2002
               Fixed Income Fund II and Evergreen
               Select High Yield Bond Fund

(j)(4)    Consent of KPMG LLP                                    Incorporated by reference to
          Global and International Funds                         Registrant's Post-Effective Amendment
                Evergreen International Bond Fund                No. 21 filed on February 26, 2003

(k)       Not applicable

(l)       Not applicable

(m)(1)    Distribution Plan for the                              Incorporated by reference to
          Institutional Service Shares                           Registrant's Post-Effective Amendment No. 3
                                                                 Filed on June 30, 1998

(m)(2)    Distribution Plan for Class A                          Incorporated by reference to
          Shares (Evergreen Adjustable Rate Fund,                Registrant's Post-Effective Amendment No. 22
          Evergreen Core Bond Fund, Evergreen Intermediate       Filed on April 1, 2003
          Municipal Bond Fund, Evergreen Short Intermediate
          Bond Fund and Evergreen Limited Duration Fund)

(m)(3)    Distribution Plan for Class B                          Incorporated by reference to Registrant's
          Shares (Evergreen Adjustable Rate Fund,                Post-Effective Amendment No. 22
          Evergreen Core Bond Fund, Evergreen Intermediate       Filed on April 1, 2003
          Municipal Bond Fund, Evergreen Short Intermediate
          Bond Fund and Evergreen Limited Duration Fund)

(m)(4)    Distribution Plan for Class C                          Incorporated by reference to Registrant's
          Shares (Evergreen Adjustable Rate Fund,                Post-Effective Amendment No. 22
          Evergreen Core Bond Fund, Evergreen Intermediate       Filed on April 1, 2003
          Municipal Bond Fund, Evergreen Short Intermediate
          Bond Fund and Evergreen Limited Duration Fund)

(m)(5)    Form of Distribution Plan for Class R Shares           Contained herein
          (Evergreen Core Bond Fund and Evergreen
          Short Intermediate Bond Fund)

(n)       Not applicable

(o)       Form of Multiple Class Plan                            Contained herein

(p)(1)    Code of Ethics                                         Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment
                                                                 No. 16 filed on February 28, 2002

(p)(2)    Code of Ethics of First International Advisors, Inc.   Contained herein

Item 24.  Persons Controlled by or Under Common Control with Registrant.

          None

Item 25.       Indemnification.

     Registrant has obtained from a major insurance carrier a trustees and officers liability policy covering certain types of errors and ommissions.

     Provisions for the indemnification of the Registrant's Trustees and officers are also contained in the Registrant's Declaration of Trust.

     Provisions for the indemnification of the Registrant's Investment Advisors and Sub-Advisors are contained in their respective Investment Advisory and Management Agreements and Sub-Advisory Agreements.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in the Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

     Provisions for the indemnification of Evergreen Service Company, LLC, the Registrant's transfer agent, are contained in the Master Transfer Agent and Recordkeeping Agreement between Evergreen Service Company, LLC, and the Registrant.

     Provisions for the indemnification of State Street Bank and Trust Co., the Registrant's custodian, are contained in the Custodian Agreement between State Street Bank and Trust Co., and the Registrant.

Item 26.       Business or Other Connections of Investment Advisor.

     The Directors and principal executive officers of Wachovia Bank, N.A. are:


G. Kennedy Thompson                Chairman, Chief Executive Officer,
                                   President and Director, Wachovia Corporation and Wachovia Bank, N.A.

Mark C. Treanor                    Executive Vice President, Secretary & General
                                   Counsel, Wachovia Corporation; Secretary and Executive Vice President, Wachovia Bank,
                                   N.A.

Robert P. Kelly                    Senior Executive Vice President and
                                   Chief Financial Officer, Wachovia Corporation and Wachovia Bank, N.A.

     All of the above persons are located at the following address: Wachovia Bank, One Wachovia Center, Charlotte, NC 28288.

     The information required by this item with respect to Evergreen Investment Management Company, LLC is incorporated by reference to the Form ADV
(File No.  801-8327)  of  Evergreen Investment Management Company, LLC.

     The information required by this item with respect to Tattersall Advisory Group, Inc. and is incorporated by reference to the Form ADV (File No.801-53633) of Tattersall Advisory Group, Inc.

     The information required by this item with respect to First International Advisors, Inc. and is incorporated by reference to the Form ADV
(File No. 801-51089) of First International Advisory Group, Inc.

Item 27.       Principal Underwriters.

     Evergreen Distributor, Inc. acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "Fund Complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

     The Directors and principal executive officers of Evergreen Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                   Officer

Dennis Sheehan                     Director, Chief Financial Officer

William J. Tomko                   President

Kevin J. Dell                      Vice President, General Counsel and Secretary


     Messrs. Tomko, Mangum, Sheehan and Dell are located at the following address: Evergreen Distributor, Inc., 90 Park Avenue, New York, New York 10019.

Item 28.       Location of Accounts and Records.

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen Investment Services, Inc., Evergreen Service Company, LLC and Evergreen Investment Management Company, LLC, all located at 200 Berkeley Street, Boston, Massachusetts 02116-5034

     Wachovia Bank, One Wachovia Center, 301 S. College Street,
     Charlotte, North Carolina 28288

     Tattersall Advisory Group, Inc., 6802 Paragon Place, Suite 200, Richmond, Virginia 23230.

     First International Advisors, Inc., Centurion House, 24 Monument Street, London EC3R 8AQ.

     Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

     State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

Item 29.       Management Services.

     Not Applicable


Item 30.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 8th day of August, 2003.

                                         EVERGREEN SELECT FIXED INCOME TRUST

                                         By: /s/ Michael H. Koonce
                                             -----------------------------
                                             Name: Michael H. Koonce
                                             Title: Secretary


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 8th day of August, 2003.


/s/ Dennis H. Ferro               /s/ Michael H. Koonce              /s/ Carol A. Kosel
-----------------------------     -----------------------------      ------------------------------
Dennis H. Ferro*                  Michael H. Koonce*                Carol A. Kosel*
President                         Secretary                         Treasurer
(Chief Investment Officer)                                          (Principal Financial and Accounting
                                                                     Officer)

 /s/ Charles A. Austin, III       /s/ K. Dun Gifford                 /s/ William Walt Pettit
----------------------------      ----------------------------      ----------------------------------
Charles A. Austin III*            K. Dun Gifford*                   William Walt Pettit*
Trustee                           Trustee                           Trustee


/s/ Gerald M. McDonnell           /s/ Russell A. Salton, III MD      /s/ Richard J. Shima
-----------------------------    -----------------------------       ------------------------------
Gerald M. McDonnell*             Russell A. Salton, III MD*         Richard J. Shima*
Trustee                          Trustee                            Trustee


/s/ Michael S. Scofield           /s/ David M. Richardson            /s/ Richard K. Wagoner
------------------------------   ------------------------------     ---------------------------
Michael S. Scofield*              David M. Richardson*              Richard K. Wagoner*
Chairman of the Board             Trustee                           Trustee
and Trustee


/s/ Leroy Keith, Jr.
------------------------------
Leroy Keith, Jr.*
Trustee


*By: /s/ Maureen E. Towle
-------------------------------
Maureen E. Towle
Attorney-in-Fact

*Maureen E. Towle, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                             INDEX TO EXHIBITS

Exhibit Number          Exhibit
--------------          -------
(d)(1)                  Investment Advisory and Management Agreement
(d)(3)                  Subadvisory Agreement of First International
                        Advisors, Inc.
(e)(5)                  Form of Principal Underwriting Agreement for
                        Class R Shares
(e)(7)                  Form of Marketing Services Agreement
(h)(1)                  Administrative Services Agreement
(m)(5)                  Form of Distribution Plan for Class R Shares
(o)                     Form of Multiple Class Plan
(p)(2)                  Code of Ethics of First International Advisors, Inc.

         EXHIBIT (d)(1) -- INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT

                  INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT

         AGREEMENT made the 18th day of September 1997, by and between EVERGREEN SELECT FIXED INCOME TRUST, a Delaware business trust (the "Trust") and KEYSTONE INVESTMENT MANAGEMENT COMPANY, a Delaware corporation (the "Adviser").

         WHEREAS, the Trust and the Adviser wish to enter into an Agreement setting forth the terms on which the Adviser will perform certain services for the Trust, its series of shares as listed on Schedule 1 to this Agreement and each series of shares subsequently issued by the Trust (each singly a "Fund" or collectively the "Funds").

         THEREFORE, in consideration of the promises and the mutual agreements hereinafter contained, the Trust and the Adviser agree as follows:

         1. (a) The Trust hereby employs the Adviser to manage and administer the operation of the Trust and each of its Funds, to supervise the provision of the services to the Trust and each of its Funds by others, and to manage the investment and reinvestment of the assets of each Fund of the Trust in conformity with such Fund's investment objectives and restrictions as may be set forth from time to time in the Fund's then current prospectus and statement of additional information, if any, and other governing documents, all subject to the supervision of the Board of Trustees of the Trust, for the period and on the terms set forth in this Agreement. The Adviser hereby accepts such employment and agrees during such period, at its own expense, to render the services and to assume the obligations set forth herein, for the compensation provided herein. The Adviser shall for all purposes herein be deemed to be an independent contractor and shall, unless otherwise expressly provided or authorized, have no authority to act for or represent the Trust in any way or otherwise be deemed an agent of the Trust.

         (b) In the event that the Trust establishes one or more Funds, in addition to the Funds listed on Schedule 1, for which it wishes the Adviser to perform services hereunder, it shall notify the Adviser in writing. If the Adviser is willing to render such services, it shall notify the Trust in writing and such Fund shall become a Fund hereunder and the compensation payable to the Adviser by the new Fund will be as agreed in writing at the time.

         2. The Adviser shall place all orders for the purchase and sale of portfolio securities for the account of each Fund with broker-dealers selected by the Adviser. In executing portfolio transactions and selecting broker-dealers, the Adviser will use its best efforts to seek best execution on behalf of each Fund. In assessing the best execution available for any transaction, the Adviser shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, and the reasonableness of the commission, if any (all for the specific transaction and on a continuing basis). In evaluating the best execution available, and in selecting the broker-dealer to execute a particular transaction, the Adviser may also consider the brokerage and research services (as those terms are used in Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act")) provided to a Fund and/or other accounts over which the Adviser or an affiliate of the Adviser exercises investment discretion. The Adviser is authorized to pay a broker-dealer who provides such brokerage and research services a commission for executing a portfolio transaction for a Fund which is in excess of the amount of commission another broker-dealer would have charged for effecting that transaction if, but only if, the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer viewed in terms of that particular transaction or in terms of all of the accounts over which investment discretion is so exercised.

         3. The Adviser, at its own expense, shall furnish to the Trust office space in the offices of the Adviser or in such other place as may be agreed upon by the parties from time to time, all necessary office facilities, equipment and personnel in connection with its services hereunder, and shall arrange, if desired by the Trust, for members of the Adviser's organization to serve without salaries from the Trust as officers or, as may be agreed from time to time, as agents of the Trust. The Adviser assumes and shall pay or reimburse the Trust for:

         (a) the compensation (if any) of the Trustees of the Trust who are affiliated with the Adviser or with its affiliates, or with any adviser retained by the Adviser, and of all officers of the Trust as such; and
         (b) all expenses of the Adviser incurred in connection with its services hereunder.

         The Trust assumes and shall pay all other expenses of the Trust and its Funds, including, without limitation:

         (a) all charges and expenses of any custodian or depository appointed by the Trust for the safekeeping of the cash, securities and other property of any of its Funds;
         (b) all charges and expenses for bookkeeping and auditors;
         (c) all charges and expenses of any transfer agents and registrars appointed by the Trust; (d) all fees of all Trustees of the Trust who are not affiliated with the Adviser or any of its affiliates, or with any adviser retained by the Adviser;
         (e) all brokers' fees, expenses, and commissions and issue and transfer taxes chargeable to a Fund in connection with transactions involving securities and other property to which the Fund is a party;
         (f) all costs and expenses of distribution of shares of its Funds incurred pursuant to Plans of Distribution adopted under Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act");
         (g) all taxes and trust fees payable by the Trust or its Funds to Federal, state, or other governmental agencies;
         (h) all costs of certificates representing shares of the Trust or its Funds;

         (i) all fees and expenses involved in registering and maintaining registrations of the Trust, its Funds and of their shares with the Securities and Exchange Commission (the "Commission") and registering or qualifying the Funds' shares under state or other securities laws, including, without limitation, the preparation and printing of registration statements, prospectuses, and statements of additional information for filing with the Commission and other authorities;
         (j) expenses of preparing, printing, and mailing prospectuses and statements of additional information to shareholders of each Fund of the Trust;
         (k) all expenses of shareholders' and Trustees' meetings and of preparing, printing, and mailing notices, reports, and proxy materials to shareholders of the Funds;
         (l) all charges and expenses of legal counsel for the Trust and its Funds and for Trustees of the Trust in connection with legal matters relating to the Trust and its Funds, including, without limitation, legal services rendered in connection with the Trust and its Funds' existence, trust, and financial structure and relations with its shareholders, registrations and qualifications of securities under Federal, state, and other laws, issues of securities, expenses which the Trust and its Funds have herein assumed, whether customary or not, and extraordinary matters, including, without limitation, any litigation involving the Trust and its Funds, its Trustees, officers, employees, or agents;
         (m) all charges and expenses of filing annual and other reports with the Commission and other authorities; and
         (n) all extraordinary expenses and charges of the Trust and its Funds.

         In the event that the Adviser provides any of these services or pays any of these expenses, the Trust and any affected Fund will promptly reimburse the Adviser therefor.

         The services of the Adviser to the Trust and its Funds hereunder are not to be deemed exclusive, and the Adviser shall be free to render similar services to others.

         4. As compensation for the Adviser's services to the Trust with respect to each Fund during the period of this Agreement, the Trust will pay to the Adviser a fee at the annual rate set forth on Schedule 2 for such Fund.

         The Adviser's fee is computed as of the close of business on each business day.

         A pro rata portion of the Trust's fee with respect to a Fund shall be payable in arrears at the end of each day or calendar month as the Adviser may from time to time specify to the Trust. If and when this Agreement terminates, any compensation payable hereunder for the period ending with the date of such termination shall be payable upon such termination. Amounts payable hereunder shall be promptly paid when due.

         5. The Adviser may enter into an agreement to retain, at its own expense, a firm or firms ("SubAdviser") to provide the Trust with respect to all or any of its Funds all of the services to be provided by the Adviser hereunder, if such agreement is approved as required by law. Such agreement may delegate to such SubAdviser all of Adviser's rights, obligations, and duties hereunder.

         6. The Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust or any of its Funds in connection with the performance of this Agreement, except a loss resulting from the Adviser's willful misfeasance, bad faith, gross negligence, or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, Director, partner, employee, or agent of the Adviser, who may be or become an officer, Trustee, employee, or agent of the Trust, shall be deemed, when rendering services to the Trust or any of its Funds or acting on any business of the Trust or any of its Funds (other than services or business in connection with the Adviser's duties hereunder), to be rendering such services to or acting solely for the Trust or any of its Funds and not as an officer, Director, partner, employee, or agent or one under the control or direction of the Adviser even though paid by it.

         7. The Trust shall cause the books and accounts of each of its Funds to be audited at least once each year by a reputable independent public accountant or organization of public accountant or organization of public accountants who shall render a report to the Trust.

         8. Subject to and in accordance with the Declaration of Trust of the Trust, the governing documents of the Adviser and the governing documents of any SubAdviser, it is understood that Trustees, Directors, officers, agents and shareholders of the Trust or any Adviser are or may be interested in the Adviser (or any successor thereof) as Directors and officers of the Adviser or its affiliates, as stockholders of First Union Corporation or otherwise; that Directors, officers and agents of the Adviser and its affiliates or stockholders of First Union Corporation are or may be interested in the Trust or any Adviser as Trustees, Directors, officers, shareholders or otherwise; that the Adviser (or any such successor) is or may be interested in the Trust or any SubAdviser as shareholder, or otherwise; and that the effect of any such adverse interests shall be governed by the Declaration of Trust of the Trust, governing documents of the Adviser and governing documents of any SubAdviser.

         9. This Agreement shall continue in effect for two years from the date set forth above and after such date (a) such continuance is specifically approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Trust, and (b) such renewal has been approved by the vote of the majority of Trustees of the Trust who are not interested persons, as that term is defined in the 1940 Act, of the Adviser or of the Trust, cast in person at a meeting called for the purpose of voting on such approval.

         10. On sixty days' written notice to the Adviser, this Agreement may be terminated at any time without the payment of any penalty by the Board of Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of any Fund with respect to that Fund; and on sixty days' written notice to the Trust, this Agreement may be terminated at any time without the payment of any penalty by the Adviser with respect to a Fund. This Agreement shall automatically terminate upon its assignment (as that term is defined in the 1940 Act). Any notice under this Agreement shall be given in writing, addressed and delivered, or mailed postage prepaid, to the other party at the main office of such party.

         11. This Agreement may be amended at any time by an instrument in writing executed by both parties hereto or their respective successors, provided that with regard to amendments of substance such execution by the Trust shall have been first approved by the vote of the holders of a majority of the outstanding voting securities of the affected Funds and by the vote of a majority of Trustees of the Trust who are not interested persons (as that term is defined in the 1940 Act) of the Adviser, any predecessor of the Adviser, or of the Trust, cast in person at a meeting called for the purpose of voting on such approval. A "majority of the outstanding voting securities" of the Trust or the affected Funds shall have, for all purposes of this Agreement, the meaning provided therefor in the 1940 Act.

         12. Any compensation payable to the Adviser hereunder for any period other than a full year shall be proportionately adjusted.

         13. The provisions of this Agreement shall be governed, construed, and enforced in accordance with the laws of the State of Delaware.

         IN WITNESS WHEREOF, the parties hereto have duly executed this Agreement as of the day and year first above written.


                                        EVERGREEN SELECT FIXED INCOME TRUST



                                        By:     s/ John Pillegi
                                        Name:   John Pillegi
                                        Title:  President


                                        KEYSTONE INVESTMENT MANAGEMENT COMPANY



                                        By:     /s/ Albert H. Elfner
                                        Name:   Albert H. Elfner
                                        Title:  Chief Executive Officer

                                                        As of July 14, 2003

                                   Schedule 1

                         Evergreen Adjustable Rate Fund
                (formerly Evergreen Select Adjustable Rate Fund)
                            Evergreen Core Bond Fund
                   (formerly Evergreen Select Core Bond Fund)
                      Evergreen Select High Yield Bond Fund
                     Evergreen Short Intermediate Bond Fund
                     (formerly Evergreen Fixed Income Fund)
                         Evergreen Fixed-Income Fund II
                (formerly Evergreen Select Fixed-Income Fund II)
                 Evergreen Intermediate Municipal Bond Fund
        (formerly Evergreen Select Intermediate Term Municipal Bond Fund)
                        Evergreen International Bond Fund
                         Evergreen Limited Duration Fund
                (formerly Evergreen Select Limited Duration Fund)

                                                            As of July 14, 2003

                                   Schedule 2

                  As compensation for the Adviser's services to each Fund during the period of this Agreement, each Fund will pay to the Adviser a fee at the annual rate of:

                  I.       Evergreen Adjustable Rate Fund
-------------------------------------------------------------------------------

                           0.21% of the Average Daily Net Assets of the Fund


                  II.      Evergreen Select High Yield Bond Fund
-------------------------------------------------------------------------------

                           0.50% of the Average Daily Net Assets of the Fund


                           Evergreen Short Intermediate Bond Fund
                  III.
--------------------------------------------------------------------------------

                           0.42% of the Average Daily Net Assets of each Fund


                  IV.      Evergreen Limited Duration Fund
--------------------------------------------------------------------------------

                           0.22% of the Average Daily Net Assets of the Fund


                  V.       Evergreen Fixed Income Fund II
--------------------------------------------------------------------------------

                           The Fund pays no fees for the advisor's services.


                 VI.       Evergreen Core Bond Fund
--------------------------------------------------------------------------------

                           0.32% of the Average Daily Net Assets of the Fund


                           Evergreen Intermediate Municipal Bond Fund
                VII.       Evergreen International Bond Fund
--------------------------------------------------------------------------------

                           0.52% of the Average Daily Net Assets of the Fund

                                 EXHIBIT (d)(3)
                          SUBADVISORY CONTRACT OF FIRST
                          INTERNATIONAL ADVISORS, INC.

                             SUB-ADVISORY AGREEMENT

     AGREEMENT made this 11th day of May, 2001, by and between Evergreen Investment Management Company, LLC (the "Adviser"), and First International Advisors, Inc. (the "Sub-adviser").

     WHEREAS, the Adviser serves as investment adviser to the Evergreen Select Fixed Income Trust (the "Trust"), a Delaware business trust which has filed a registration statement under the Investment Company Act of 1940, as amended (the "1940 Act") and the Securities Act of 1933 (the "Registration Statement"); and

     WHEREAS, the Trust is comprised of several separate investment portfolios; and

     WHEREAS, the Adviser desires to avail itself of the services, advice and assistance of the Sub-adviser to assist the Adviser in providing investment advisory services to the Funds listed on the attached Schedule A, as amended from time to time; and

     WHEREAS, the Sub-adviser is registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), is engaged in the business of rendering investment advisory services to investment companies and other institutional clients and desires to provide such services to the Adviser;

     NOW, THEREFORE, in consideration of the terms and conditions hereinafter set forth, it is agreed as follow:

     1. Employment of the Sub-adviser. The Adviser hereby employs the Sub-adviser to manage the investment and reinvestment of the Fund's assets, subject to the control and direction of the Trust's Board of Trustees, for the period and on the terms hereinafter set forth. The Sub-adviser hereby accepts such employment and agrees during such period to render the services and to assume the obligations herein set forth for the compensation herein provided. The Sub-adviser shall for all purposes herein be deemed to be an independent contractor and shall, except as expressly provided or authorized (whether herein or otherwise), have no authority to act for or represent the Adviser, the Fund or the Trust in any way. The Sub-adviser may execute Fund documentation, agreements, contracts and other documents requested by brokers, dealers, counterparties and other persons in connection with its providing advisory services to the Fund.

     2. Obligations of Services to be provided by the Sub-adviser. The Sub-adviser undertakes to provide the following services and to assume the following obligations:

          a. The Sub-adviser shall manage the investment and reinvestment of the portfolio assets of the Fund, all without prior consultation with the Adviser, subject to and in accordance with (i) the investment objective and policies of the Fund set forth in the Fund's Prospectus and Statement of Additional Information as from time to time in effect (the "Governing Documents"), (ii) the requirements applicable to registered investment companies under applicable laws, including without limitation the 1940 Act and Subchapter M of the Internal Revenue Code of 1986, as amended (the

     "Code") and (iii) any written instructions which the Adviser or the Trust's Board of Trustees may issue from time-to-time. The Sub-adviser also agrees to conduct its activities hereunder in accordance with any applicable procedures or policies adopted by the Trust's Board of Trustees as from time to time in effect (the "Procedures"). The Adviser has provided to the Sub-adviser copies of all Governing Documents and Procedures and shall promptly provide to the Sub-adviser any amendments or supplements thereto. Subject to and in pursuance of the foregoing, the Sub-adviser shall make all determinations with respect to the purchase and sale of portfolio securities and shall take such action necessary to implement the same. The Sub-adviser shall render such reports to the Trust's Board of Trustees and the Adviser as they may reasonably request concerning the investment activities of the Fund. Unless the Adviser gives the Sub-adviser written instructions to the contrary, the Sub-adviser shall, in good faith and in a manner which it reasonably believes best serves the interests of the Fund's shareholders, direct the Fund's custodian as to how to vote such proxies as may be necessary or advisable in connection with any matters submitted to a vote of shareholders of securities held in the Fund.

          b. Absent instructions of the Adviser to the contrary, the Sub-adviser shall, in the name of the Fund, place orders for the execution of portfolio transactions with or through such brokers, dealers or other financial institutions as it may select. The Sub-adviser shall use its best efforts to obtain best execution on all portfolio transactions executed on behalf of the Fund, provided that, so long as the Sub-adviser has complied with
     Section 28(e) of the Securities Exchange Act of 1934, the Sub-adviser may cause the Fund to pay a commission on a transaction in excess of the amount of commission another broker-dealer would have charged.

          c. In connection with the placement of orders for the execution of the portfolio transactions of the Fund, the Sub-adviser shall create and maintain all records pertaining to the purchase and sale of securities by the Sub-adviser on behalf of the Fund required by Rule 31a-1(b)(5) and (9) under the 1940 Act. All such records shall be the property of the Trust and shall be available for inspection and use by the Securities and Exchange Commission ("SEC"), the Trust, the Adviser or any person retained by the Trust at all reasonable times. Where applicable, such records shall be maintained by the Sub-adviser for the periods and in the places required by Rule 31a-2 under the 1940 Act.

          d. The Sub-adviser shall bear its expenses of providing services pursuant to this Agreement.

     3. Compensation of the Sub-adviser. In full consideration of services rendered pursuant to this Agreement, the Adviser will pay the Sub-adviser a fee at the annual rate set forth in Schedule B hereto of the value of the Fund's average daily net assets. Such fee shall be accrued daily and paid monthly as soon as practicable after the end of each month. If the Sub-adviser shall serve for less than the whole of any month, the foregoing compensation shall be prorated. For the purpose of determining fees payable to the Sub-adviser, the value of the Fund's net assets shall be computed at the times and in the manner determined by the Trust's Board of Trustees and set forth in the Governing Documents.

     4. Other Activities of the Sub-adviser. The services of the Sub-adviser hereunder are not to be deemed exclusive, and the Sub-adviser shall be free to render similar services to others and to engage in other activities, so long as the services rendered hereunder are not impaired.

     5. Use of Names. The Adviser shall not use the name of the Sub-adviser or any of its affiliates in any prospectus, sales literature or other material relating to the Trust or the Fund in any manner not approved prior thereto by the Sub-adviser; provided, however, that the Adviser may use the name of the Sub-adviser and its affiliates in any such material that merely refers in accurate terms to the Sub-adviser's appointment hereunder. The Sub-adviser shall not use the name of the Trust or the Adviser in any material relating to the Sub-adviser in any manner not approved prior thereto by the Adviser; provided, however, that the Sub-adviser may use the name of the Adviser or the Trust in any material that merely refers in accurate terms to the appointment of the Sub-adviser hereunder.

     6. Liability of the Sub-adviser. Absent willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties hereunder on the part of the Sub-adviser, the Sub-adviser shall not be liable for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Subject to the foregoing, nothing herein shall constitute a waiver of any rights or remedies that the Trust may have under any federal or state securities laws.

     7. Limitation of Trust's Liability. The Sub-adviser acknowledges that it has received notice of and accepts the limitations upon the Trust's liability set forth in its Agreement and Declaration of Trust. The Sub-adviser agrees that any of the Trust's obligations shall be limited to the assets of the Fund and that the Sub-adviser shall not seek satisfaction of any such obligation from the shareholders of the Trust nor from any Trust officer, employee or agent of the Trust.

     8. Renewal, Termination and Amendment. This Agreement shall continue in effect, unless sooner terminated as hereinafter provided, until December 31, 2001 and shall continue in full force and effect for successive periods of one year thereafter, but only so long as each such continuance is specifically approved at least annually by vote of the holders of a majority of the outstanding voting securities of the Fund or by vote of a majority of the Trustees who are not parties to this Agreement or interested persons of any such party, cast in accordance with the provisions of the 1940 Act. This Agreement may be terminated at any time without payment of any penalty, by the Trust's Board of Trustees, or by a vote of a majority of the outstanding voting securities of the Fund upon 60 days prior written notice to the Sub-adviser or by the Sub-adviser upon 90 days prior written notice to the Adviser, or upon such shorter notice as may be mutually agreed upon. This Agreement shall terminate automatically and immediately upon termination of the Management Agreement between the Adviser and the Trust. This Agreement shall terminate automatically and immediately in the event of its assignment. The terms "assignment" and vote of a majority of the outstanding voting securities" shall have the meaning set forth for such terms in the 1940 Act. This Agreement may be amended at any time by the Sub-adviser and the Adviser, subject to approval by the Trust's Board of Trustees and, if required by applicable SEC rules and regulations, a vote of a majority of the Fund's outstanding voting securities.

     9. Confidential Relationship. Any information and advice furnished by either party to this Agreement to the other shall be treated as confidential and shall not be disclosed to third parties without the consent of the other party hereto except as required by law, rule or regulation. The Adviser hereby consents to the disclosure to third parties of investment results and other data of the Fund in connection with providing composite investment results and related information of the Sub-adviser.

     10. Severability. If any provision of this Agreement shall be held or made invalid by a court decision, statue, rule or otherwise, the remainder of this Agreement shall not be affected thereby.
     11. Miscellaneous. Each party agrees to perform such further actions and execute such further documents as are necessary to effectuate the purposes hereof. This Agreement shall be construed and enforced in accordance with and governed by the laws of the Commonwealth of Massachusetts. The captions in this Agreement are included for convenience only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect. This Agreement may be executed in several counterparts, all of which together shall for all purposes constitute one Agreement, binding on the parties.

     IN WITNESS WHEREOF, the parties have duly executed this Agreement as of the date first written above.

                                   EVERGREEN INVESTMENT MANAGEMENT COMPANY, LLC

                                   By: /s/ Michael H. Koonce
                                       Name:  Michael H. Koonce
                                       Title:  Secretary


                                   FIRST INTERNATIONAL ADVISORS, Ltd.

                                   By: /s/ C.R. McNeill
                                       Name:  C.R. McNeill
                                       Title: Managing Director

                                                             May 11, 2001

                                   Schedule A

                EVERGREEN SELECT FIXED INCOME TRUST,
                     on behalf of each of the following series.
                          Evergreen International Bond Fund

                                                                May 11, 2001


                                   SCHEDULE B

     As compensation for the Sub-adviser's services to each Fund during the period of this Agreement, the Adviser will pay to the Sub-adviser a fee at the annual rate of:

                           I.       Evergreen International Bond Fund
-------------------------------------------------------------------------------
                           0.52% of the Average Daily Total Assets of the Fund

                                 EXHIBIT (e)(5)
                   FORM OF PRINCIPAL UNDERWRITING AGREEMENT

                          FORM OF AMENDED AND RESTATED
                         CLASS R DISTRIBUTION AGREEMENT

         AGREEMENT, made as of the 7th day of October, 2003 by and between Evergreen Select Fixed Income Trust (the "Trust"), separately on behalf of each of the Funds as defined below, and Evergreen Distributor, Inc. ("Distributor").

         WHEREAS, the Trust has adopted a Plan of Distribution with respect to Class R shares of its separate investment series (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") which Plan authorizes the Trust on behalf of the Funds to enter into agreements regarding the distribution of Class R shares (the "Shares") of the separate investment series of the Trust (the "Funds") set forth on Exhibit A, as such Exhibit may be amended from time to time; and

         WHEREAS, the Trust has agreed that the Distributor, a Delaware corporation, shall act as the distributor of the Shares; and

         WHEREAS, the Distributor agrees to act as distributor of the Shares for the period of this Distribution Agreement (the "Agreement");

         NOW, THEREFORE, in consideration of the agreements hereinafter contained, it is agreed as follows:

1. SERVICES AS DISTRIBUTOR

1.1 The Distributor, as agent for the Trust, agrees to use appropriate efforts to promote each Fund and to solicit orders for the purchase of Shares and will undertake such advertising and promotion as it believes reasonable in connection with such solicitation. The services to be performed hereunder by the Distributor are described in more detail in Section 7 hereof. The Distributor may obtain marketing support, including financing for commissions advanced to dealers, brokers or other persons responsible for orders for the Shares, pursuant to the terms of that certain Marketing Services Agreement dated as of October 7, 2003 among the Trust, the Distributor and Evergreen Investment Services, Inc. ("EIS"), as marketing services agent (as amended and supplemented from time to time, the "Marketing Services Agreement"), and pursuant thereto may pay or cause to be paid to EIS all or any portion of the Distribution Fee, Service Fee and Distributor's Spread (each as defined below) to which the Distributor might otherwise be entitled.

1.2 In the event that the Trust establishes additional investment series with respect to which it desires to retain the Distributor to act as distributor for Class R shares hereunder, it shall promptly notify the Distributor in writing. If the Distributor is willing to render such services it shall notify the Trust in writing whereupon such series shall become a Fund and its Class R shares shall become Shares hereunder. The Trust, on behalf of a Fund or Funds may terminate or amend this Agreement (subject to the provisions of Section 7 hereof) as to such Fund or Funds.

1.3 All activities by the Distributor and its agents and employees as the distributor of Shares shall comply with all applicable laws, rules and regulations, including, without limitation, all rules and regulations made or adopted pursuant to the 1940 Act by the Securities and Exchange Commission (the "Commission") or any securities association registered under the Securities Exchange Act of 1934, as amended (the "1934 Act").

1.4 In selling the Shares, the Distributor shall use its best efforts in all respects duly to conform with the requirements of all Federal and state laws relating to the sale of such securities. Neither the Distributor, any selected dealer or any other person is authorized by the Trust to give any information or to make any representations, other than those contained in the Trust's registration statement (the "Registration Statement") or related Fund prospectus and statement of additional information ("Prospectus and Statement of Additional Information") and any sales literature specifically approved by the Trust.

1.5 The Distributor shall adopt and follow procedures, as approved by the officers of the Trust, for the confirmation of sales to investors and selected dealers, the collection of amounts payable by investors and selected dealers on such sales, and the cancellation of unsettled transactions, as may be necessary to comply with the requirements of the National Association of Securities Dealers, Inc. (the "NASD"), as such requirements may from time to time exist.

1.6 The Distributor will transmit any orders received by it for purchase or redemption of Shares to the transfer agent and custodian for the applicable Fund.

1.7 Whenever in their judgment such action is warranted by unusual market, economic or political conditions, or by abnormal circumstances of any kind, the Trust's officers may decline to accept any orders for or make any sales of Shares until such time as those officers deem it advisable to accept such orders and to make such sales.

1.8 The Distributor will act only on its own behalf as principal if it chooses to enter into selling agreements with selected dealers or others. The Distributor shall offer and sell Shares only to such selected dealers as are members, in good standing, of the NASD or are exempt from registration as a broker-dealer under the 1934 Act.

1.9 The Distributor agrees to adopt compliance standards, in a form satisfactory to the Trust, governing the operation of the multiple class distribution system under which Shares are offered.

2. DUTIES OF THE TRUST.

2.1 The Trust agrees at its own expense to execute any and all documents and to furnish, at its own expense, any and all information and otherwise to take all actions that may be reasonably necessary in connection with the qualification of Shares for sale in such states as the Trust and the Distributor may designate.

2.2 The Trust shall furnish from time to time for use in connection with the sale of Shares such information with respect to the Funds and the Shares as the Distributor may reasonably request and the Trust warrants that any such information shall be true and correct. Upon request, the Trust shall also provide or cause to be provided to the Distributor: (a) unaudited semi-annual statements of each Fund's books and accounts, (b) quarterly earnings statements of each Fund, (c) a monthly itemized list of the securities in each Fund, (d) monthly balance sheets as soon as practicable after the end of each month, and
(e) from time to time such additional information regarding each Fund's financial condition as the Distributor may reasonably request.

3. REPRESENTATIONS OF THE TRUST.

3.1 The Trust represents to the Distributor that it is registered under the 1940 Act and that the Shares of each of the Funds have been registered under the Securities Act of 1933, as amended (the "Securities Act"). The Trust will file such amendments to its Registration Statement as may be required and will use its best efforts to ensure that such Registration Statement remains accurate.

4.       INDEMNIFICATION.

4.1 The Trust shall indemnify and hold harmless the Distributor, its officers and directors, and each person, if any, who controls the Distributor within the meaning of Section 15 of the Securities Act (the "Distributor Indemnitees") against any loss, liability, claim, damage or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damage or expense and reasonable counsel fees incurred in connection therewith), which any Distributor Indemnitee may incur under the Securities Act or under common law or otherwise, arising out of or based upon any untrue statement, or alleged untrue statement, of a material fact contained in the Registration Statement, as from time to time amended or supplemented, any prospectus or annual or interim report to shareholders of the Trust, or arising out of or based upon any omission, or alleged omission, to state a material fact required to be stated therein or necessary in order to make the statements therein, in the light of the circumstances under which they were made, not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in connection therewith by or on behalf of the Distributor, provided, however, that in no case (i) is the indemnity of the Trust in favor of the Distributor Indemnitees to be deemed to protect the Distributor Indemnitees against any liability to the Trust, any Fund or any security holders thereof to which the Distributor Indemnitees would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of the reckless disregard of their obligations and duties under this Agreement; or (ii) is the Trust to be liable under its indemnity agreement contained in this paragraph with respect to any claim made against any Distributor Indemnitee unless the Distributor Indemnitee shall have notified the Trust in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon the Distributor Indemnitee (or after the Distributor Indemnitee shall have received notice of such service on any designated agent), but failure to notify the Trust of any such claim shall not relieve it from any liability which it may have to the person against whom such action is brought otherwise than on account of its indemnity agreement contained in this paragraph. The Trust will be entitled to participate at its own expense in the defense, or, if it so elects, to assume the defense of any suit brought to enforce any such liability, but if the Trust elects to assume the defense, such defense shall be conducted by counsel chosen by it and satisfactory to the Distributor Indemnitee(s) defendant or defendants in the suit. In the event the Trust elects to assume the defense of any such suit and retain such counsel, the Distributor Indemnitee(s), defendant or defendants in the suit, shall bear the fees and expenses of any additional counsel retained by them, but, in case the Trust does not elect to assume the defense of any such suit, it will reimburse the Distributor Indemnitee(s) defendant or defendants in the suit, for the reasonable fees and expenses of any counsel retained by them. The Trust shall promptly notify the Distributor of the commencement of any litigation or proceeding against it or any of its officers or directors in connection with the issuance or sale of any of the Shares.

4.2 The Distributor shall indemnify and hold harmless the Trust and each Fund and each of their directors and officers and each person, if any, who controls the Trust or any Fund within the meaning of Section 15 of the Securities Act (the "Trust Indemnitees") against any loss, liability, claim, damage or expense described in the foregoing indemnity contained in paragraph 4.1, but only with respect to statements or omissions made in reliance upon, and in conformity with, information furnished to the Trust or Fund in writing by or on behalf of the Distributor for use in connection with the Registration Statement, as from time to time amended or supplemented, any prospectus or the annual or interim reports to shareholders. In case any action shall be brought against any Trust Indemnitees, in respect of which indemnity may be sought against the Distributor, the Distributor shall have the rights and duties given to the Trust, and each Trust Indemnitee shall have the rights and duties given to the Distributor, by the provisions of paragraph 4.1.

5. OFFERING OF SHARES.

5.1 None of the Shares shall be offered by either the Distributor or the Trust under any of the provisions of this Agreement, and no orders for the purchase or sale of Shares hereunder shall be accepted by the Trust, if and so long as the effectiveness of the Registration Statement then in effect or any necessary amendments thereto shall be suspended under any of the provisions of the Securities Act or if and so long as a current prospectus and statement of additional information as required by Section 10(b)(2) of the Securities Act, as amended, are not on file with the Commission; provided, however, that nothing contained in this paragraph 5.1 shall in any way restrict or have any application to or bearing upon the Trust's obligation to repurchase Shares from any shareholder in accordance with the provisions of the prospectus of each Fund or the Trust's prospectus or Declaration of Trust.

6. AMENDMENTS TO REGISTRATION STATEMENT AND OTHER MATERIAL EVENTS.

6.1 The Trust agrees to advise the Distributor as soon as reasonably practical by a notice in writing delivered to the Distributor: (a) of any request or action taken by the Commission which is material to the Distributor's obligations hereunder or (b) any material fact of which the Trust becomes aware which affects the Distributor's obligations hereunder. For purposes of this section, informal requests by or acts of the Staff of the Commission shall not be deemed actions of or requests by the Commission.

7. COMPENSATION OF DISTRIBUTOR

         7.1 (a) On all sales of Shares the Fund shall receive the current net asset value. The Trust in respect of each Fund shall pay to the Distributor or to its order a fee (the "Distribution Fee") in respect of the Shares of each such Fund at the rate of 0.50% per annum of the average daily net asset value of the Shares of such Fund, subject to the limitation on the maximum amount of such fees under Business Conduct Rule 2830 (d) (2) of the National Association of Securities Dealers, Inc. ("NASD") Business Conduct Rules (the "Business Conduct Rules") as applicable to such Distribution Fee on the date hereof, as compensation for services provided in connection with the offer and sale of Shares . [The Fund shall also make payments to the Distributor or to its order consisting of shareholder service fees ("Service Fees") at the rate of 0.25% per annum of the average daily net asset value of the Shares. The Distributor may allow all or a part of said Distribution Fee received by it (and not paid to others as hereinafter provided) to such brokers, dealers or other persons as Distributor may determine. The Distributor may also pay Service Fees received by it (and not paid to others as hereinafter provided) to brokers, dealers or other persons providing services to shareholders.]

          (b) As promptly as possible after the first Business Day (as defined in the Prospectus) following the twentieth day of each month, the Trust shall pay to the Distributor or to its order the Distributor's Allocable Portion of the Distribution Feeand any Service Fees that may be due in respect of each Fund.

          (c) The Trust agrees to cause its transfer agent to maintain the records and arrange for the payments on behalf of the Trust in respect of each Fund at the times and in the amounts and to the accounts required by Schedule I hereto, as the same may be amended from time to time. It is acknowledged and agreed that by virtue of the operation of
          Schedule I hereto the Distribution Fee paid by the Trust to the Distributor in respect of Shares of each Fund, may, to the extent provided in Schedule I hereto, take into account the Distribution Fee payable by such Fund in respect of other existing and future classes and/or sub-classes of shares of such Fund which would be treated as "Shares" under Schedule I hereto. The Trust will limit amounts paid to any subsequent principal underwriters of Shares of a Fund to the portion of the Asset Based Sales Charge paid in respect of Shares attributable to such Shares the Date of Original Purchase of which occurred after the termination of this Distribution Agreement.

          (d) The Distributor shall be considered to have completely earned the right to the payment of the Distribution Fee in respect of Shares of a Fund as provided for hereby upon the completion of the sale of each Commission Share of such Fund (as defined in Schedule I hereto).

          (e) Except as provided in Section 7(F) below in respect of the Distribution Fee only, the Trust's obligation to pay to the Distributor or to its order the Distribution Fee in respect of a Fund shall be absolute and unconditional and shall not be subject to dispute, offset, counterclaim or any defense whatsoever (it being understood that nothing in this sentence shall be deemed a waiver by the Trust of its right separately to pursue any claims it may have against the Distributor with respect to a Fund and enforce such claims against any assets (other than the Distributor's right to the Distribution Fee (the "Collection Rights" )) of the Distributor.

          (f) Notwithstanding anything in this Agreement to the contrary, the Trust in respect of each Fund shall pay to the Distributor or to its order the Distribution Fee provided for hereby notwithstanding its termination as Distributor for the Shares of such Fund or any termination of this Agreement and such payment of such Distribution Fee, and that obligation and the method of computing such payment, shall not be changed or terminated except to the extent required by any change in applicable law, including, without limitation, the 1940 Act, the Rules promulgated thereunder by the Securities and Exchange Commission and the Business Conduct Rules, in each case enacted or promulgated after January 1, 1998, or in connection with a Complete Termination (as hereinafter defined). For the purposes of this Section 7, "Complete Termination" means in respect of a Fund a termination of such Fund's Rule 12b-1 plan for Class R Shares involving the cessation of payments of the Distribution Fee, and the cessation of payments of the Distribution Fee pursuant to every other Rule 12b-1 plan of such Fund for every existing or future R-Class-of-Shares (as hereinafter defined) and the Fund's discontinuance of the offering of every existing or future R-Class-of-Shares, which conditions shall be deemed satisfied when they are first complied with hereafter and so long thereafter as they are complied with prior to the date upon which the Distributor shall have received all Distribution Fees , to which it is entitled pursuant to this Section 7. For purposes of this Section 7, the term R-Class-of-Shares means the Shares of each Fund and each other class of shares of such Fund hereafter issued which would be treated as Shares under Schedule I hereto or which has substantially similar economic characteristics to the R Class of Shares taking into account the total sales charge or other similar charges borne directly or indirectly by the holders of the shares of such class. The parties agree that the existing C Class of shares of any Fund does not have substantially similar economic characteristics to the R-Class-of-Shares taking into account the total sales charge or other similar charges borne directly or indirectly by the holders of such shares. For purposes of clarity the parties to the Agreement hereby state that they intend that a new installment load class of shares which is authorized by Rule 6c-10 under the 1940 Act will be considered to be a R-Class-of-Shares if it has economic characteristics substantially similar to the economic characteristics of the existing Class R Shares taking into account the total sales charge or other similar charges borne directly or indirectly by the holder of such shares and will not be considered to be a R-Class-of-Shares if it has economic characteristics substantially similar to the economic characteristics of the existing Class C shares of the Fund taking into account the total sales charge or other similar charges borne directly or indirectly by the holders of such shares.

          (g) The Distributor may assign, sell or otherwise transfer any part of the Distribution Fee and obligations of the Trust with respect to a Fund related thereto (but not the Distributor's obligations to the Trust with respect to such Fund provided for in this Agreement, except that the Distributor may obtain marketing support from EIS pursuant to the Marketing Services Agreement and may delegate or sub-contract certain functions to other broker-dealers so long as the Distributor remains employed by the Trust with respect to such Fund) to any person (an "Assignee") and any such assignment shall be effective upon written notice to the Trust by the Distributor. In connection therewith the Trust shall pay all or any amounts in respect of the Distribution Fee directly to the Assignee thereof as directed in a writing by the Distributor with the consent of the Trust.


          (h) Under this Agreement, the Distributor shall: (i) make payments to securities dealers and others engaged in the sale of Shares; (ii) make payments of principal and interest in connection with the financing of commission payments made by the Distributor in connection with the sale of Shares; (iii) incur the expense of obtaining such support services, telephone facilities and shareholder services as may reasonably be required in connection with its duties hereunder; (iv) formulate and implement marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (v) prepare, print and distribute sales literature; (vi) prepare, print and distribute Prospectuses of the Funds and reports for recipients other than existing shareholders of the Funds; and (vii) provide to the Trust such information, analyses and opinions with respect to marketing and promotional activities as the Trust may, from time to time, reasonably request.

          (i) The Distributor shall prepare and deliver reports to the Treasurer of the Trust on a regular, at least monthly, basis, showing the distribution expenditures incurred by the Distributor in connection with its services rendered pursuant to this Agreement and the Plan and the purposes therefor, as well as any supplemental reports as the Trustees, from time to time, may reasonably request.

          (j) The Distributor may retain the difference between the current offering price of Shares, as set forth in the current Prospectus for each Fund, and net asset value ("Distributor's Spread"), less any reallowance that is payable in accordance with the sales charge schedule in effect at any given time with respect to the Shares.

8. CONFIDENTIALITY, NON-EXCLUSIVE AGENCY.

8.1. The Distributor agrees on behalf of itself and its employees to treat confidentially and as proprietary information of the Trust all records and other information relative to the Funds and its prior, present or potential shareholders, and, other than in connection with payments to Assignees, not to use such records and information for any purpose other than performance of its responsibilities and to obtain approval in writing by the Trust, which approval shall not be unreasonably withheld and may not be withheld where the Distributor may be exposed to civil or criminal contempt proceedings for failure to comply, when requested to divulge such information by duly constituted authorities, or when so requested by the Trust.

8.2. Nothing contained in this Agreement shall prevent the Distributor, or any affiliated person of the Distributor, from performing services similar to those to be performed hereunder for any other person, firm, or corporation or for its or their own accounts or for the accounts of others.

9.       TERM.

9.1 This Agreement shall continue until December 31, 2004 and thereafter for successive annual periods, provided such continuance is specifically approved at least annually by (i) a vote of the majority of the Trustees of the Trust and
(ii) a vote of the majority of those Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan, in this Agreement or any agreement related to the Plan (the "Independent Trustees") by vote cast in person at a meeting called for the purpose of voting on such approval. This Agreement is terminable at any time, with respect to the Trust, without penalty, (a) on not less than 60 days' written notice by vote of a majority of the Independent Trustees, or by vote of the holders of a majority of the outstanding voting securities of the affected Fund, or (b) upon not less than 60 days' written notice by the Distributor. This Agreement may remain in effect with respect to a Fund even if it has been terminated in accordance with this paragraph with respect to one or more other Funds of the Trust. This Agreement will also terminate automatically in the event of its assignment, which shall not include any assignment by the Distributor in accordance with Section 7 hereof. (As used in this Agreement, the terms "majority of the outstanding voting securities", "interested persons", and "assignment" shall have the same meaning as such terms have in the 1940 Act.)

10.      MISCELLANEOUS.

10.1     This Agreement shall be governed by the laws of the State of Delaware.

10.2 The captions in this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their constructions or effect.

10.3 The obligations of the Trust hereunder are not personally binding upon, nor shall resort be had to the private property of, any of the Trustees, shareholders, officers, employees or agents of the Trust and only the Trust's property shall be bound.

         IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below.

EVERGREEN DISTRIBUTOR, INC.         EVERGREEN SELECT FIXED INCOME TRUST

By: ____________________________            By: ___________________________
Title:                                                        Title:

                                                       As of October 7, 2003

                                    EXHIBIT A


                       EVERGREEN SELECT FIXED INCOME TRUST

                      Intermediate and Long Term Bond Funds
                            Evergreen Core Bond Fund

                      Short and Intermediate Term Bond Funds
                            Evergreen Short-Intermediate Bond Fund

                                 EXHIBIT (e)(7)
                  FORM OF CLASS R MARKETING SERVICES AGREEMENT

                  FORM OF CLASS R MARKETING SERVICES AGREEMENT

         AGREEMENT, made as of the 7th day of October, 2003 by and among EVERGREEN SELECT FIXED INCOME TRUST (the Trust), separately on behalf of each of the Funds as defined below, Evergreen Distributor, Inc. (the "Distributor") and Evergreen Investment Services, Inc. (the "Marketing Services Agent").

         WHEREAS, the Trust is comprised of the separate investment series set forth on Exhibit A (the Funds"), each of which issues multiple classes of shares (the "Shares"); and

         WHEREAS, the Trust has adopted a Plan of Distribution with respect to the Class R Shares of the Funds (a "Class R Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), which Class R Plan authorizes payments to finance activity which is intended to result in the sale of Class R Shares of the Funds; and

         WHEREAS, the Trust has appointed the Distributor as the distributor of the Class R Shares, pursuant to an agreement (the "Class R Distribution Agreement") which authorizes the Distributor to use appropriate efforts to promote the Funds; and

         WHEREAS, the Distributor and the Trust desire to engage the Marketing Services Agent, and the Marketing Services Agent is willing, to assist the Trust and the Distributor in their efforts to promote the Funds during the period of this Marketing Services Agreement (the "Agreement");

         NOW, THEREFORE, in consideration of the agreements hereinafter contained, it is agreed as follows:

         1. SERVICES AS MARKETING SERVICES AGENT

         1.1. The Marketing Services Agent, as agent for the Trust and the Distributor, agrees to use appropriate efforts to promote each Fund and will undertake such advertising and promotion as it believes reasonable in connection with such activities. Without limiting the generality of the foregoing, the Marketing Services Agent shall: (i) make payments on behalf of the Distributor to securities dealers and others engaged in the sale of Class R Shares in accordance with the instructions of the Distributor as to the amount and timing of such payments; (ii) incur the expense of obtaining such support services, telephone facilities and shareholder services as may reasonably be required in connection with its duties hereunder; (iii) formulate and implement marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (iv) prepare, print and make available to the Distributor for distribution sales literature; (v) prepare, print and make available to the Distributor for distribution Prospectuses of the Funds and reports for recipients other than existing shareholders of the Funds; and (vi) provide to the Trust such information, analyses and opinions with respect to marketing and promotional activities as the Trust may, from time to time, reasonably request. The Marketing Services Agent also shall prepare and deliver reports to the Treasurer of the Trust on a regular, at least monthly, basis, showing the marketing expenditures incurred by the Marketing Services Agent in connection with its services rendered pursuant to this Agreement and the Plan and the purposes therefor, as well as any supplemental reports as the Trustees, from time to time, may reasonably request.

         1.2. In the event that the Trust establishes additional investment series with respect to which it desires to retain the Marketing Services Agent to act as Marketing Services Agent hereunder, it shall promptly notify the Marketing Services Agent in writing. If the Marketing Services Agent is willing to render such services it shall notify the Trust in writing whereupon such series shall become a Fund and its shares shall become Shares hereunder.

         1.3. All activities by the Marketing Services Agent and its agents and employees as the Marketing Services Agent of Shares shall comply with all applicable laws, rules and regulations, including, without limitation, all rules and regulations made or adopted pursuant to the 1940 Act by the Securities and Exchange Commission (the "Commission") or any securities association registered under the Securities Exchange Act of 1934, as amended.

         1.4. In providing marketing services for the Shares, the Marketing Services Agent shall use its best efforts in all respects duly to conform with the requirements of all Federal and state laws relating to the sale of such securities. Neither the Marketing Services Agent nor any other person is authorized by the Trust to give any information or to make any representations, other than those contained in the Trust's registration statement (the "Registration Statement") or related Fund Prospectus and statement of additional information ("Prospectus and Statement of Additional Information") and any sales literature specifically approved by the Trust.

         1.5. The Marketing Services Agent agrees to adopt compliance standards, in a form satisfactory to the Trust, governing the marketing services provided hereunder.

         2. DUTIES OF THE TRUST.

         2.1. The Trust agrees at its own expense to execute any and all documents and to furnish, at its own expense, any and all information and otherwise to take all actions that may be reasonably necessary in connection with the marketing services provided hereunder.

         2.2. The Trust shall furnish from time to time, for use in connection with the marketing of Shares, such information with respect to the Funds and the Shares as the Marketing Services Agent may reasonably request, and the Trust warrants that any such information shall be true and correct. Upon request, the Trust shall also provide or cause to be provided to the Marketing Services
Agent: (a) unaudited semi-annual statements of each Fund's books and accounts,
(b) quarterly earnings statements of each Fund, (c) a monthly itemized list of the securities in each Fund, (d) monthly balance sheets as soon as practicable after the end of each month, and (e) from time to time such additional information regarding each Fund's financial condition as the Marketing Services Agent may reasonably request.

         3. REPRESENTATIONS OF THE TRUST.

         3.1. The Trust represents to the Marketing Services Agent that it is registered under the 1940 Act and that the Shares of each of the Funds have been registered under the Securities Act of 1933, as amended (the "Securities Act"). The Trust will file such amendments to its Registration Statement as may be required and will use its best efforts to ensure that such Registration Statement remains accurate.

         4. INDEMNIFICATION.

         4.1. (a) The Trust shall indemnify and hold harmless the Marketing Services Agent, its officers and directors, and each person, if any, who controls the Marketing Services Agent within the meaning of Section 15 of the Securities Act (the "Marketing Services Agent Indemnitees") against any loss, liability, claim, damage or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damage or expense and reasonable counsel fees incurred in connection therewith), which any Marketing Services Agent Indemnitee may incur under the Securities Act or under common law or otherwise, arising out of or based upon any untrue statement, or alleged untrue statement, of a material fact contained in the Registration Statement, as from time to time amended or supplemented, any prospectus or annual or interim report to shareholders of the Trust, or arising out of or based upon any omission, or alleged omission, to state a material fact required to be stated therein or necessary in order to make the statements therein, in the light of the circumstances under which they were made, not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in connection therewith by or on behalf of the Marketing Services Agent, provided, however, that in no case (i) is the indemnity of the Trust in favor of the Marketing Services Agent Indemnitees to be deemed to protect the Marketing Services Agent Indemnitees against any liability to the Trust, any Fund or any security holders thereof to which the Marketing Services Agent Indemnitees would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of the reckless disregard of their obligations and duties under this Agreement; or (ii) is the Trust to be liable under its indemnity agreement contained in this paragraph with respect to any claim made against any Marketing Services Agent Indemnitee, unless the Marketing Services Agent Indemnitee shall have notified the Trust in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon the Marketing Services Agent Indemnitee (or after the Marketing Services Agent Indemnitee shall have received notice of such service on any designated agent), but failure to notify the Trust of any such claim shall not relieve it from any liability which it may have to the person against whom such action is brought otherwise than on account of its indemnity agreement contained in this paragraph.

                  (b) The Trust will be entitled to participate at its own expense in the defense, or, if it so elects, to assume the defense of any suit brought to enforce any such liability, but if the Trust elects to assume the defense, such defense shall be conducted by counsel chosen by it and satisfactory to the Marketing Services Agent Indemnitees defendant or defendants in the suit. In the event the Trust elects to assume the defense of any such suit and retain such counsel, the Marketing Services Agent Indemnitees defendant or defendants in the suit, shall bear the fees and expenses of any additional counsel retained by them, but, in case the Trust does not elect to assume the defense of any such suit, it will reimburse the Marketing Services Agent Indemnitees defendant or defendants in the suit, for the reasonable fees and expenses of any counsel retained by them. The Trust shall promptly notify the Marketing Services Agent of the commencement of any litigation or proceeding against it or any of its officers or directors in connection with the issuance, marketing or sale of any of the Shares.

         4.2. The Marketing Services Agent shall indemnify and hold harmless the Trust and each of its directors and officers and each person, if any, who controls the Trust within the meaning of Section 15 of the Securities Act (the "Trust Indemnitees") against any loss, liability, claim, damage or expense described in the foregoing indemnity contained in paragraph 4.1(a), but only with respect to statements or omissions made in reliance upon, and in conformity with, information furnished to the Trust in writing by or on behalf of the Marketing Services Agent for use in connection with the Registration Statement, as from time to time amended or supplemented, any prospectus or annual or interim reports to shareholders. In case any action shall be brought against any Trust Indemnitees, in respect of which indemnity may be sought against the Marketing Services Agent, the Marketing Services Agent shall have rights and duties given to the Trust, and each Trust Indemnitee shall have the rights and duties given to the Marketing Services Agent by the provisions of paragraph 4.1(b).

         5. MARKETING OF SHARES.

         5.1. No marketing services in respect of the Shares shall be provided by the Marketing Services Agent under any of the provisions of this Agreement if and so long as the effectiveness of the Registration Statement then in effect or any necessary amendments thereto shall be suspended under any of the provisions of the Securities Act or if and so long as a current Prospectus and Statement of Additional Information as required by Section 10(b) (2) of the Securities Act, as amended, are not on file with the Commission.

         6. AMENDMENTS TO REGISTRATION STATEMENT AND OTHER MATERIAL EVENTS.

         6.1. The Trust agrees to advise the Marketing Services Agent as soon as reasonably practical by a notice in writing delivered to the Marketing Services
Agent: (a) of any request or action taken by the Commission which is material to the Marketing Services Agent's obligations hereunder or (b) any material fact of which the Trust becomes aware which affects the Marketing Services Agent's obligations hereunder. For purposes of this section, informal requests by or acts of the Staff of the Commission shall not be deemed actions of or requests by the Commission.

SECTION 7.  COMPENSATION OF MARKETING SERVICES AGENT

         7.1. (a) Pursuant to the Class R Plan of each Fund, the Trust shall pay in respect of each Fund a fee (the "Distribution Fee") in respect of the Class R Shares of each such Fund at the rate of 0.25% per annum of the average daily net asset value of the Shares of such Fund, subject to the limitation on the maximum amount of such fees under the Business Conduct Rules as applicable to such Distribution Fee on the date hereof. The Distribution Fee shall be paid in accordance with, and compensate the Distributor for services provided pursuant to, the Class R Distribution Agreement. In consideration for the marketing services provided by the Marketing Services Agent hereunder, including without limitation the financing of commissions paid by the Distributor in respect of Class R Shares sold pursuant to the Class R Distribution Agreement, the Distributor shall assign and pay or cause to be paid to the Marketing Services Agent all Distribution Fees to which the Distributor is entitled under the Class R Distribution Agreement. The Marketing Services Agent shall be considered a third party beneficiary of the Class R Distribution Agreement and shall continue to be entitled to compensation hereunder notwithstanding termination of the Distributor as distributor for the Class R Shares.

                  (b) The Marketing Services Agent may allow all or a part of said Distribution Fees received by it (and not paid to others as hereinafter provided) to such brokers, dealers or other persons as Marketing Services Agent may determine.

                  (c) The Marketing Services Agent may assign, sell or otherwise transfer any part of the Distribution Fees relating to the Class R Shares of a Fund (but not the Marketing Services Agent's obligations to the Trust with respect to such Fund provided for in this Agreement) to any person (an "Assignee") and any such assignment shall be effective upon written notice to the Trust by the Marketing Services Agent. In connection therewith the Trust shall pay all or any amounts otherwise due to the Marketing Services Agent directly to the Assignee thereof as directed in a writing by the Marketing Services Agent, as the same may be amended from time to time with the consent of the Trust, and the Trust shall be without liability to any person if it pays such amounts when and as so directed, except for underpayments of amounts actually due, without any amount payable as consequential or other damages due to such underpayment and without interest except to the extent that delay in payment of Distribution Fee results in an increase in the maximum amount allowable under the NASD Business Conduct Rules, which increases daily at a rate of prime plus one percent per annum.

         8. CONFIDENTIALITY, NON-EXCLUSIVE AGENCY.

         8.1. The Distributor agrees on behalf of itself and its employees to treat confidentially and as proprietary information of the Trust all records and other information relative to the Funds and its prior, present or potential shareholders, and, other than in connection with payments to Assignees, not to use such records and information for any purpose other than performance of its responsibilities and to obtain approval in writing by the Trust, which approval shall not be unreasonably withheld and may not be withheld where the Distributor may be exposed to civil or criminal contempt proceedings for failure to comply, when requested to divulge such information by duly constituted authorities, or when so requested by the Trust.

         8.2. Nothing contained in this Agreement shall prevent the Distributor, or any affiliated person of the Distributor, from performing services similar to those to be performed hereunder for any other person, firm, or corporation or for its or their own accounts or for the accounts of others.

         9. TERM.

         9.1. This Agreement shall continue until December 31, 2004 and thereafter for successive annual periods, provided such continuance is specifically approved at least annually by (i) a vote of the majority of the Trustees of the Trust and (ii) a vote of the majority of those Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan, in this Agreement or any agreement related to the Plan (the "Independent Trustees") by vote cast in person at a meeting called for the purpose of voting on such approval. This Agreement is terminable at any time, with respect to the Trust, without penalty,
(a) on not less than 60 days' written notice by vote of a majority of the Independent Trustees, or by vote of the holders of a majority of the outstanding voting securities of the affected Fund, or (b) upon not less than 60 days' written notice by the Distributor. This Agreement may remain in effect with respect to a Fund even if it has been terminated in accordance with this paragraph with respect to one or more other Funds of the Trust. This Agreement will also terminate automatically in the event of its assignment (excluding an assignment pursuant to Section 7 hereof). (As used in this Agreement, the terms "majority of the outstanding voting securities", "interested persons", and "assignment" shall have the same meaning as such terms have in the 1940 Act.)

         10. MISCELLANEOUS.

         10.1. This Agreement shall be governed by the laws of the State of Delaware.

         10.2. The captions in this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their constructions or effect.

         10.3 The obligations of the Trust hereunder are not personally binding upon, nor shall resort be had to the private property of, any of the Trustees, shareholders, officers, employees or agents of the Trust and only the Trust's property shall be bound.

         IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below.


EVERGREEN DISTRIBUTOR, INC.         EVERGREEN SELECT FIXED INCOME TRUST


By: ____________________________    By: _____________________________
Title:                                               Title:


EVERGREEN INVESTMENT SERVICES, INC.


By: ____________________________
Title:

                                  EXHIBIT (h)(1)
                       ADMINISTRATIVE SERVICES AGREEMENT

                    MASTER ADMINISTRATIVE SERVICES AGREEMENT

         This Administrative Services Agreement is made as of this 2nd day of January, 2002 between the Evergreen Trusts listed on SCHEDULE A, each a Delaware business trust (herein called individually the "Trust" and together the "Trusts"), and Evergreen Investment Services, Inc., a Delaware corporation (herein called "EIS").

                              W I T N E S S E T H:

         WHEREAS, each Trust is a Delaware business trust consisting of one or more series which operates as an open-end management investment company and is so registered under the Investment Company Act of 1940; and

         WHEREAS, each Trust desires to retain EIS as its Administrator to provide it with administrative services and EIS is willing to render such services.

         NOW, THEREFORE, in consideration of the premises and mutual covenants set forth herein, the parties hereto agree as follows:

     1. APPOINTMENT OF ADMINISTRATOR. Each Trust hereby appoints EIS as Administrator of the Trust and each of its series listed on SCHEDULE A attached hereto on the terms and conditions set forth in this Agreement; and EIS hereby accepts such appointment and agrees to perform the services and duties set forth in Section 2 of this Agreement in consideration of the compensation provided for in Section 4 hereof.

     2. SERVICES AND DUTIES. As Administrator, and subject to the supervision and control of the Trustees of each Trust, EIS will hereafter provide facilities, equipment and personnel to carry out the following administrative services for operation of the business and affairs of each Trust and each of its series:

          (a) Prepare, file and maintain each Trust's governing documents, including the Declaration of Trust (which has previously been prepared and filed), the By laws, minutes of meetings of Trustees and shareholders, and proxy statements for meetings of shareholders;

          (b) Prepare and file with the Securities and Exchange Commission and the appropriate state securities authorities the registration statements for each Trust and each Trust's shares and all amendments thereto, reports to regulatory authorities and shareholders, prospectuses, proxy statements, and such other documents as may be necessary or convenient to enable the Trust to make a continuous offering of its shares;

          (c) Prepare, negotiate and administer contracts on behalf of each Trust with, among others, each Trust's distributor, and custodian and transfer agent;

          (d) Supervise each Trust's fund accounting agent in the maintenance of each Trust's general ledger and in the preparation of each Trust's financial statements, including oversight of expense accruals and payments and the determination of the net asset value of each Trust's assets and of each Trust's shares, and of the declaration and payment of dividends and other distributions to shareholders;

          (e) Calculate performance data of each Trust for dissemination to information services covering the investment company industry;

          (f) Prepare and file each Trust's tax returns;

          (g) Examine and review the operations of each Trust's custodian and transfer agent;

          (h) Coordinate the layout and printing of publicly disseminated prospectuses and reports;

          (i) Prepare various shareholder reports;

          (j) Assist with the design, development and operation of new series of each Trust;

          (k) Coordinate shareholder meetings;

          (l) Provide general compliance services; and

          (m) Advise each Trust and its Trustees on matters concerning the Trust and its affairs.

     The foregoing, along with any additional services that EIS shall agree in writing to perform for each Trust hereunder, shall hereafter be referred to as "Administrative Services." Administrative Services shall not include any duties, functions, or services to be performed for each Trust by such Trust's investment adviser, distributor, custodian or transfer agent pursuant to their agreements with such Trust.

     3. EXPENSES. EIS shall be responsible for expenses incurred in providing office space, equipment and personnel as may be necessary or convenient to provide the Administrative Services to each Trust. Each Trust shall be responsible for all other expenses incurred by EIS on behalf of such Trust, including without limitation postage and courier expenses, printing expenses, registration fees, filing fees, fees of outside counsel and independent auditors, insurance premiums, fees payable to Trustees who are not EIS employees, and trade association dues.

     4. COMPENSATION. As compensation for the Administrative Services provided to the Trusts with respect to their series, the Trusts hereby agree to pay and EIS hereby agrees to accept as full compensation for its services rendered hereunder an administrative fee, calculated daily and payable monthly, at an annual rate determined in accordance with SCHEDULE B attached hereto.

     5. RESPONSIBILITY OF ADMINISTRATOR. EIS shall not be liable for any error of judgment or mistake of law or for any loss suffered by any Trust in connection with the matters to which this Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. EIS shall be entitled to rely on and may act upon advice of counsel (who may be counsel for the Trusts) on all matters, and shall be without liability for any action reasonably taken or omitted pursuant to such advice. Any person, even though also an officer, director, partner, employee or agent of EIS, who may be or become an officer, trustee, employee or agent of the Trusts, shall be deemed, when rendering services to the Trusts or acting on any business of the Trusts (other than services or business in connection with the duties of EIS hereunder) to be rendering such services to or acting solely for the Trusts and not as an officer, director, partner, employee or agent or one under the control or direction of EIS even though paid by EIS.

     6. DURATION AND TERMINATION.

         (a) This Agreement shall be in effect until December 31, 2002, and shall continue in effect from year to year thereafter, provided it is approved, at least annually, by a vote of a majority of Trustees of the Trusts including a majority of the disinterested Trustees.

         (b) This Agreement may be terminated at any time, without payment of any penalty, on sixty (60) day's prior written notice by a vote of a majority of any Trust's Trustees or by EIS.

     7. AMENDMENT. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which an enforcement of the change, waiver, discharge or termination is sought.

     8. NOTICES. Notices of any kind to be given to any Trust hereunder by EIS shall be in writing and shall be duly given if delivered to such Trust at: 200 Berkeley Street, Boston, MA 02116, Attention: Secretary. Notices of any kind to be given to EIS hereunder by any Trust shall be in writing and shall be duly given if delivered to EIS at 200 Berkeley Street, Boston, Massachusetts 02116.
Attention:  Chief  Administrative  Officer.

     9. LIMITATION OF LIABILITY. EIS is hereby expressly put on notice of the limitation of liability as set forth in each Trust's Declaration of Trust and agrees that the obligations pursuant to this Agreement of a particular series and of each Trust with respect to that particular series be limited solely to the assets of that particular series, and EIS shall not seek satisfaction of any such obligation from the assets of any other series, the shareholders of any series, the Trustees, officers, employees or agents of the Trust, or any of them.

     10. MISCELLANEOUS. The captions in this Agreement are included for convenience of reference only and in no way define or limit any of the provisions hereof or otherwise affect their construction or effect. If any provision of this Agreement shall be held or made invalid by a court or regulatory agency decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby. Subject to the provisions of Section 5 hereof, this Agreement shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors and shall be governed by Delaware law; provided, however, that nothing herein shall be construed in a manner inconsistent with the Investment Company Act of 1940 or any rule or regulation promulgated by the Securities and Exchange Commission thereunder.

         IN WITNESS WHEREOF, the parties hereto have caused this Master Administrative Services Agreement to be executed by their officers designated below as of the day and year first above written.

EVERGREEN EQUITY TRUST
EVERGREEN FIXED INCOME TRUST
EVERGREEN MUNICIPAL TRUST
EVERGREEN INTERNATIONAL TRUST
EVERGREEN MONEY MARKET TRUST
EVERGREEN SELECT EQUITY TRUST
EVERGREEN SELECT FIXED INCOME TRUST
EVERGREEN SELECT MONEY MARKET TRUST
EVERGREEN VARIABLE ANNUITY TRUST

By: /s/ Michael H. Koonce
Name:  Michael H. Koonce
Title:  Secretary



EVERGREEN INVESTMENT SERVICES, INC.

By: /s Carol A. Kosel
Name:  Carol A. Kosel
Title:  Senior Vice President

                                   SCHEDULE A
                              (As of July 14, 2003)

                       EVERGREEN SELECT FIXED INCOME TRUST

                         Evergreen Adjustable Rate Fund
                            Evergreen Core Bond Fund
                     Evergreen Short Intermediate Bond Fund
                         Evergreen Fixed Income Fund II
                      Evergreen Select High Yield Bond Fund
                   Evergreen Intermediate Municipal Bond Fund
           (formerly Evergreen Intermediate Term Municipal Bond Fund)
                        Evergreen International Bond Fund
                         Evergreen Limited Duration Fund

                          EVERGREEN SELECT EQUITY TRUST

                           Evergreen Core Equity Fund
                           Evergreen Equity Index Fund
                     Evergreen Select Strategic Growth Fund
                          Evergreen Special Equity Fund
                         Evergreen Strategic Value Fund

                       EVERGREEN SELECT MONEY MARKET TRUST

             Evergreen Institutional 100% Treasury Money Market Fund
                    Evergreen Institutional Money Market Fund
               Evergreen Institutional Municipal Money Market Fund
               Evergreen Institutional Treasury Money Market Fund
            Evergreen Institutional U.S. Government Money Market Fund
                Evergreen Prime Cash Management Money Market Fund
                                    SNAP Fund

                            EVERGREEN MUNICIPAL TRUST

                    Evergreen Connecticut Municipal Bond Fund
                Evergreen Florida High Income Municipal Bond Fund
                      Evergreen Florida Municipal Bond Fund
                      Evergreen Georgia Municipal Bond Fund
                    Evergreen High Grade Municipal Bond Fund
                    Evergreen High Income Municipal Bond Fund
                     Evergreen Maryland Municipal Bond Fund
                          Evergreen Municipal Bond Fund

                    Evergreen New Jersey Municipal Bond Fund
                  Evergreen North Carolina Municipal Bond Fund
                    Evergreen California Municipal Bond Fund
           (formerly Evergreen Offit California Municipal Bond Fund)
                     Evergreen New York Municipal Bond Fund
            (formerly Evergreen Offit New York Municipal Bond Fund)
                   Evergreen Pennsylvania Municipal Bond Fund
                Evergreen Short Intermediate Municipal Bond Fund
                  Evergreen South Carolina Municipal Bond Fund
                     Evergreen Virginia Municipal Bond Fund

                             EVERGREEN EQUITY TRUST

                        Evergreen Aggressive Growth Fund
                         Evergreen Asset Allocation Fund
                             Evergreen Balanced Fund
                            Evergreen Blue Chip Fund
                          Evergreen Capital Growth Fund
                         Evergreen Emerging Growth Fund
                 (formerly Evergreen Small Company Growth Fund)
                          Evergreen Equity Income Fund
                            Evergreen Foundation Fund
                                 Evergreen Fund
                         Evergreen Growth and Income Fund
                           Evergreen Health Care Fund
                         Evergreen Large Cap Value Fund
                       Evergreen Large Company Growth Fund
                          Evergreen Mid Cap Value Fund
                           Evergreen Market Index Fund
                       Evergreen Market Index Growth Fund
                       Evergreen Market Index Value Fund
                             Evergreen Masters Fund
                              Evergreen Omega Fund
                            Evergreen Premier 20 Fund
                         Evergreen Small Cap Value Fund
                  (formerly Evergreen Small Cap Value Fund II)
                          Evergreen Special Values Fund
                          Evergreen Stock Selector Fund
                     Evergreen Tax Strategic Foundation Fund
                            Evergreen Technology Fund
                  Evergreen Utility and Telecommunications Fund

                          EVERGREEN FIXED INCOME TRUST

                         Evergreen Diversified Bond Fund
                         Evergreen High Yield Bond Fund
                       Evergreen Mortgage Securities Fund
                         Evergreen Strategic Income Fund
                         Evergreen U.S. Government Fund
                         Evergreen Ultra Short Bond Fund

                          EVERGREEN INTERNATIONAL TRUST

                     Evergreen Emerging Markets Growth Fund
                          Evergreen Global Leaders Fund
                       Evergreen Global Opportunities Fund
                       Evergreen International Equity Fund
                 (formerly Evergreen International Growth Fund)
                         Evergreen Precious Metals Fund

                          EVERGREEN MONEY MARKET TRUST

                Evergreen California Municipal Money Market Fund
                  Evergreen Florida Municipal Money Market Fund
                           Evergreen Money Market Fund
                      Evergreen Municipal Money Market Fund
                Evergreen New Jersey Municipal Money Market Fund
                 Evergreen New York Municipal Money Market Fund
               Evergreen Pennsylvania Municipal Money Market Fund
                      Evergreen Treasury Money Market Fund
                   Evergreen U.S. Government Money Market Fund

                        EVERGREEN VARIABLE ANNUITY TRUST

                           Evergreen VA Blue Chip Fund
                        Evergreen VA Capital Growth Fund
                           Evergreen VA Core Bond Fund
                         Evergreen VA Equity Index Fund
                          Evergreen VA Foundation Fund
                                Evergreen VA Fund
                        Evergreen VA Global Leaders Fund
                       Evergreen VA Growth and Income Fund
                            Evergreen VA Growth Fund
                          Evergreen VA High Income Fund
                     Evergreen VA International Equity Fund
                    (Evergreen VA International Growth Fund)
                            Evergreen VA Masters Fund
                             Evergreen VA Omega Fund
                       Evergreen VA Special Values Fund
                  (formerly Evergreen VA Small Cap Value Fund)
                        Evergreen VA Special Equity Fund
                       Evergreen VA Strategic Income Fund

                                   SCHEDULE B
                              (As of July 14, 2003)

FEE SCHEDULE FOR THE FOLLOWING FLUCTUATING FUNDS (the " Fluctuating Funds")*:

EVERGREEN SELECT FIXED INCOME TRUST

Evergreen Adjustable Rate Fund
Evergreen Core Bond Fund
Evergreen Short-Intermediate Bond Fund
Evergreen Fixed Income Fund II**
Evergreen Select High Yield Bond Fund
Evergreen Intermediate Municipal Bond Fund
Evergreen International Bond Fund
Evergreen Limited Duration Fund

EVERGREEN SELECT EQUITY TRUST

Evergreen Core Equity Fund
Evergreen Equity Index Fund
Evergreen Special Equity Fund
Evergreen Strategic Value Fund

EVERGREEN MUNICIPAL TRUST

Evergreen Connecticut Municipal Bond Fund
Evergreen New Jersey Municipal Bond Fund
Evergreen Pennsylvania Municipal Bond Fund
Evergreen California Municipal Bond Fund
(formerly Evergreen Offit California Municipal Bond Fund)
Evergreen New York Municipal Bond Fund
(formerly Evergreen Offit New York Municipal Bond Fund)
Evergreen Florida High Income Municipal Bond Fund
Evergreen Florida Municipal Bond Fund
Evergreen Georgia Municipal Bond Fund
Evergreen Maryland Municipal Bond Fund
Evergreen North Carolina Municipal Bond Fund
Evergreen South Carolina Municipal Bond Fund
Evergreen Virginia Municipal Bond Fund
Evergreen High Grade Municipal Bond Fund
Evergreen Municipal Bond Fund
Evergreen Short Intermediate Municipal Bond Fund
Evergreen High Income Municipal Bond Fund

EVERGREEN EQUITY TRUST

Evergreen Balanced Fund
Evergreen Foundation Fund
Evergreen Tax Strategic Foundation Fund
Evergreen Blue Chip Fund
Evergreen Growth and Income Fund
Evergreen Equity Income Fund
Evergreen Special Values Fund
Evergreen Aggressive Growth Fund
Evergreen Asset Allocation Fund
Evergreen Capital Growth Fund
Evergreen Emerging Growth Fund
Evergreen Fund
Evergreen Growth Fund
Evergreen Market Index Fund
Evergreen Market Index Growth Fund
Evergreen Market Index Value Fund
Evergreen Masters Fund
Evergreen Omega Fund
Evergreen Stock Selector Fund
Evergreen Large Cap Value Fund
Evergreen Large Company Growth Fund
Evergreen Mid Cap Value Fund
Evergreen Premier 20 Fund
Evergreen Small Cap Value Fund
(formerly Evergreen Small Cap Value Fund II)
Evergreen Health Care Fund
Evergreen Technology Fund
Evergreen Utility and Telecommunications Fund

EVERGREEN FIXED INCOME TRUST

Evergreen Diversified Bond Fund
Evergreen High Yield Bond Fund
Evergreen Mortgage Securities Fund
Evergreen Strategic Income Fund
Evergreen U.S. Government Fund
Evergreen Ultra Short Bond Fund

EVERGREEN INTERNATIONAL TRUST

Evergreen Emerging Markets Growth Fund
Evergreen Global Leaders Fund
Evergreen Global Opportunities Fund
Evergreen International Equity Fund
(formerly Evergreen International Growth Fund)
Evergreen Precious Metals Fund

EVERGREEN VARIABLE ANNUITY TRUST

Evergreen VA Blue Chip Fund
Evergreen VA Capital Growth Fund
Evergreen VA Core Bond Fund
Evergreen VA Equity Index Fund
Evergreen VA Foundation Fund
Evergreen VA Fund
Evergreen VA Global Leaders Fund
Evergreen VA Growth and Income Fund
Evergreen VA Growth Fund
Evergreen VA High Income Fund
Evergreen VA International Equity Fund
(formerly Evergreen VA International Growth Fund)
Evergreen VA Masters Fund
Evergreen VA Omega Fund
Evergreen VA Special Values Fund
(formerly Evergreen VA Small Cap Value Fund)
Evergreen VA Special Equity Fund
Evergreen VA Strategic Income Fund

                - 0.100% on first $50 billion in Fluctuating Fund assets;
                - 0.090% on next $25 billion;
                - 0.080% on next $25 billion;
                - 0.075% on next $25 billion;
                - 0.050% on assets over $125 billion;

 * Minimum fee of $50,000 which will be waived to the extent that it causes any Fund to exceed a contractual expense cap.

                                   SCHEDULE B
                           (as of July 14, 2003)

FEE SCHEDULE FOR THE FOLLOWING MONEY MARKET FUNDS (the "Money Market Funds")*:

EVERGREEN SELECT MONEY MARKET TRUST

Evergreen Institutional Money Market Fund
Evergreen Institutional Municipal Money Market Fund
Evergreen Institutional Treasury Money Market Fund
Evergreen Institutional 100% Treasury Money Market Fund
Evergreen Institutional U.S. Government Money Market Fund
Evergreen Prime Cash Management Money Market Fund
SNAP Fund**


EVERGREEN MONEY MARKET TRUST

Evergreen California Municipal Money Market Fund
Evergreen Florida Municipal Money Market Fund
Evergreen Money Market Fund
Evergreen Municipal Money Market Fund
Evergreen New Jersey Municipal Money Market Fund
Evergreen New York Municipal Money Market Fund
Evergreen Pennsylvania Municipal Money Market Fund
Evergreen Treasury Money Market Fund
Evergreen U.S. Government Money Market Fund

                - 0.060% on first $60 billion in Money Market assets;
                - 0.055% on next $40 billion;
                - 0.050% on next $25 billion;
                - 0.040% on assets over $125 billion;

* Minimum fee of $50,000 which will be waived to the extent that it causes any Fund to exceed a contractual expense cap.

** Neither Fixed Income Fund II nor SNAP Fund pay an administrative services fee.

                                 EXHIBIT (m)(5)
                           FORM OF DISTRIBUTION PLAN

                   FORM OF DISTRIBUTION PLAN OF CLASS R SHARES
                       EVERGREEN SELECT FIXED INCOME TRUST

         Section 1. The Evergreen Select Fixed Income Trust (the "Trust"), individually and/or on behalf of its series (each a "Fund") referred to in Exhibit A to this 12b-1 Distribution Plan (the "Plan") may act as the distributor of certain securities of which it is the issuer, pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") according to the terms of this Plan.

         Section 2. The Trust on behalf of each Fund may expend daily amounts at an annual rate of 0.50% of the average daily net asset value of its Class R shares ("Shares") to finance any activity which is principally intended to result in the sale of Shares including, without limitation, expenditures consisting of payments to a principal underwriter of the Fund ("Principal Underwriter") or others in order: (i) to enable payments to be made by the Principal Underwriter or others for any activity primarily intended to result in the sale of Shares, including, without limitation, (a) compensation to public relations consultants or other persons assisting in, or providing services in connection with, the distribution of Shares, (b) advertising, (c) printing and mailing of prospectuses and reports for distribution to persons other than existing shareholders, (d) preparation and distribution of advertising material and sales literature, (e) commission payments, and principal and interest expenses associated with the financing of commission payments, made by the Principal Underwriter in connection with the sale of Shares and (f) conducting public relations efforts such as seminars; (ii) to enable the Principal Underwriter or others to receive, pay or to have paid to others who have sold Shares, or who provide services to holders of Shares, a maintenance or other fee in respect of services provided to holders of Shares, at such intervals as the Principal Underwriter or such others may determine, in respect of Shares previously sold and remaining outstanding during the period in respect of which such fee is or has been paid; and/or (iii) to compensate the Principal Underwriter or such others for their efforts in respect of sales of Shares since inception of the Plan or any predecessor plan. Appropriate adjustments shall be made to the payments made pursuant to this Section 2 to the extent necessary to ensure that no payment is made on behalf of any Fund with respect to Class R Shares in excess of any limit imposed on asset based, front end and deferred sales charges under any rule or regulations adopted by the National Association of Securities Dealers, Inc. (the "NASD Rules"). In addition, to the extent any amounts paid hereunder fall within the definition of an "asset based sales charge" under said NASD Rules such payments shall be limited to 0.25 of 1% of the aggregate net asset value of the Shares on an annual basis and, to the extent that any such payments are made in respect of "shareholder services" as that term is defined in the NASD Rules, such payments shall be limited to 0.25 of 1% of the aggregate net asset value of the Shares on an annual basis and shall only be made in respect of shareholder services rendered during the period in which such amounts are accrued.

     Section 3. This Plan shall not take effect with respect to any Fund until it has been approved by votes of a majority of (a) the Trustees of the Trust, and (b) those Trustees of the Trust who are not "interested persons" (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of this Plan or any agreements of the Trust related hereto or any other person related to this Plan ("Disinterested Trustees"), cast in person at a meeting called for the purpose of voting on this Plan. In addition, any agreement related to this Plan and entered into by the Trust on behalf of the Fund in connection therewith shall not take effect until it has been approved by votes of a majority of (a) the Board of Trustees of the Trust, and (c) the Disinterested Trustees of the Trust.

         Section 4. Unless sooner terminated pursuant to Section 6, this Plan shall continue in effect until December 31, 2004 and thereafter shall continue in effect for additional periods that shall not exceed one year so long as such continuance is specifically approved by votes of a majority of both (a) the Board of Trustees of the Trust and (b) the Disinterested Trustees of the Trust, cast in person at a meeting called for the purpose of voting on this Plan, provided that payments for services theretofore provided or for reimbursement of expenses theretofore incurred or accrued prior to termination of this Plan in accordance with Section 2 may be continued by the Fund to the extent provided for in Section 6, below, as applicable.

         Section 5. Any person authorized to direct the disposition of monies paid or payable pursuant to this Plan or any related agreement shall provide to the Trust's Board and the Board shall review at least quarterly a written report of the amounts so expended and the purposes for which such expenditures were made.

         Section 6. Payments with respect to services provided by the Principal Underwriter or others pursuant to Section 2, above, shall be authorized hereunder, whether or not this Plan has been otherwise terminated, if such payments are for services theretofore provided or for reimbursement of expenses theretofore incurred or accrued prior to termination of this Plan in other respects and if such payment is or has been so approved by the Board, including the Disinterested Trustees, or agreed to on behalf of the Fund with such approval, all subject to such specific implementation as the Board, including the Disinterested Trustees, may approve; provided that, at the time any such payment is made, whether or not this Plan has been otherwise terminated, the making of such payment will not cause the limitation upon such payments set forth in Section 2 to be exceeded. Without limiting the generality of the foregoing, the Trust on behalf of any Fund may pay to, or on the order of, any person who has served from time to time as Principal Underwriter amounts for distribution services pursuant to a principal underwriting agreement or otherwise. Any such principal underwriting agreement may, but need not, provide that such Principal Underwriter may be paid for distribution services to Class R Shares and/or other specified classes of shares of any Fund (together the "R-Class-of-Shares"), a fee which may be designated a Distribution Fee and may be paid at a rate per annum up to 0.25% of the average daily net asset value of such R-Class-of-Shares of the Fund and may, but need not, also provide: (i) that a Principal Underwriter will be deemed to have fully earned its "Allocable Portion" of the Distribution Fee upon the sale of the Commission Shares (as defined in the Allocation Schedule) taken into account in determining its Allocable Portion; (ii) that the Fund's obligation to pay such Principal Underwriter its Allocable Portion of the Distribution Fee shall be absolute and unconditional and shall not be subject to dispute, offset, counterclaim or any defense whatsoever (it being understood that such provision is not a waiver of the Fund's right to pursue such Principal Underwriter and enforce such claims against the assets of such Principal Underwriter other than its right to its Allocable Portion of the Distribution Fee ; (iii) that the Fund's obligation to pay such Principal Underwriter its Allocable Portion of the Distribution Fee shall not be changed or terminated except to the extent required by any change in applicable law, including without limitation, the 1940 Act, the Rules promulgated thereunder by the Securities and Exchange Commission and the Business Conduct Rules of the National Association of Securities Dealers, Inc., in each case enacted or promulgated after May 5, 1997, or in connection with a "Complete Termination" (as hereinafter defined); and (iv) that any Principal Underwriter may assign its rights to its Allocable Portion of the Distribution Fee (but not such Principal Underwriter's obligations to the Fund under its principal underwriting agreement) to raise funds to make expenditures described in Section 2 above and in connection therewith, and upon receipt of notice of such assignment, the Trust on behalf of any Fund shall pay to the assignee such portion of the Principal Underwriter's Allocable Portion of the Distribution Fee so assigned. For purposes of such principal underwriting agreement, the term Allocable Portion of Distribution Fee as applied to any Principal Underwriter may mean the portion of the Distribution Fee allocable to Distributor Shares in accordance with the "Allocation Schedule" attached to such Principal Underwriter's principal underwriting agreement. For purposes of such principal underwriting agreement, the term "Complete Termination" may mean a termination of this Plan involving the cessation of payments of the Distribution Fee thereunder, the cessation of payments of distribution fees pursuant to every other Rule 12b-1 plan of the Fund for every existing or future R-Class-of-Shares and the cessation of the offering by the Fund of existing or future R-Class-of-Shares, which conditions shall be deemed to be satisfied when they are first complied with and so long thereafter as they are complied with prior to the earlier of (i) the date upon which all of the R Shares which are Distributor Shares pursuant to the Allocation Schedule shall have been redeemed or converted or (ii) a specified date, after either of which times such conditions need no longer be complied with. For purposes of such principal underwriting agreement, the term "R-Class-of-Shares" may mean the R Class of Shares of the Fund and each other class of shares of the Fund hereafter issued which would be treated as "Shares" under such Allocation Schedule or which has economic characteristics substantially similar to those of the R Class of Shares taking into account the total sales charge or other similar charges borne directly or indirectly by the holder of the shares of such classes.

         Section 7. This Plan may be terminated at any time with respect to any Fund by vote of a majority of the Disinterested Trustees, or by vote of a majority of the Shares of such Fund, provided that payments for services theretofore provided or for reimbursement of expenses theretofore incurred or accrued prior to termination of this Plan in accordance with Section 2 may be continued by the Fund to the extent provided for in Section 6, above, as applicable.

         Section 8. Any agreement of the Trust, with respect to any Fund, related to this Plan shall be in writing and shall provide:

         A. That such agreement may be terminated with respect to any Fund at any time without payment of any penalty, by vote of a majority of the Disinterested Trustees or by a vote of a majority of the outstanding Shares of such Fund on not more than sixty days written notice to any other party to the agreement; and

         B. That such agreement shall terminate automatically in the event of its assignment.

         Section 9. This Plan may not be amended to increase materially the amount of distribution expenses provided for in Section 2 with respect to a Fund unless such amendment is approved by a vote of at least a majority (as defined in the 1940 Act) of the outstanding Shares of such Fund, and no material amendment to this Plan shall be made unless approved by votes of a majority of
(a) the Board of Trustees of the Trust, and (c) the Disinterested Trustees of the Trust, cast in person at a meeting called for the purpose of voting on such amendment.



Effective Date: October 7, 2003

                                                          As of October 7, 2003

                                    EXHIBIT A

                       EVERGREEN SELECT FIXED INCOME TRUST

                      Intermediate and Long Term Bond Funds
                            Evergreen Core Bond Fund

                      Short and Intermediate Term Bond Funds
                            Evergreen Short-Intermediate Bond Fund

                                   EXHIBIT (o)
                           FORM OF MULTIPLE CLASS PLAN

                           FORM OF MULTIPLE CLASS PLAN
                                     FOR THE
                                 EVERGREEN FUNDS
                          As amended September 18, 2003


Each Fund in the Evergreen group of mutual funds currently offers one or more of the following seventeen classes of shares with the following class provisions and current offering and exchange characteristics. Additional classes of shares (such classes being shares having characteristics referred to in Rule 18f-3 under the Investment Company Act of 1940, as amended (the "1940 Act")), when created, may have characteristics that differ from those described.

I. CLASSES

         A.       Class A Shares

                  1. Class A Shares may adopt a distribution plan pursuant to Rule 12b-1 under the 1940 Act (a "12b-1 Distribution Plan") and/or a shareholder services plan. The plans provide for annual payments of distribution and/or shareholder service fees that are based on a percentage of average daily net assets of Class A Shares, as described in a Fund's current prospectus.

                  2. Class A Shares are offered with a front-end sales load, except that purchases of Class A Shares made under certain circumstances are not subject to the front-end load but may be subject to a contingent deferred sales charge ("CDSC"), as described in a Fund's current prospectus.

                  3. Shareholders may exchange Class A Shares of a Fund for Class A Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         B.       Class B Shares

                  1. Class B Shares may adopt a 12b-1 Distribution Plan and/or a shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Class B Shares, as described in a Fund's current prospectus.

                  2. Class B Shares are offered at net asset value without a front-end sales load, but may be subject to a CDSC as described in a Fund's current prospectus.

3. Class B Shares automatically convert to Class A Shares without a sales load or exchange fee after designated periods.

                  4. Shareholders may exchange Class B Shares of a Fund for Class B Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         C.       Class C Shares

                  1. Class C Shares may adopt a 12b-1 Distribution Plan and/or a shareholder services plan. The plans provide for annual payments of distribution and/or shareholder
                           services fees that are based on a percentage of average daily net assets of Class C Shares, as described in a Fund's current prospectus.

                  2. Class C Shares are offered at net asset value without a front-end sales load, but may be subject to a CDSC, as described in a Fund's current prospectus.

                  3. Shareholders may exchange Class C Shares of a Fund for Class C Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         D.       Class L Shares

                  1. Class L Shares may adopt a 12b-1 Distribution Plan and/or a shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Class L Shares, as described in a Fund's current prospectus.

                  2. Class L Shares are offered at net asset value without a front-end sales load, but may be subject to a CDSC, as described in a Fund's current prospectus.

                  3. Shareholders holding Class L Shares of a Fund in the Variable Annuity Trust may only exchange Class L shares for Class L shares of another Fund within the Variable Annuity Trust.


         E.      Class S Shares

                  1. Class S Shares may adopt a 12b-1Distribution Plan and/or a shareholder services plan. The plans provide for annual payments of distribution and/or shareholder service fees that are based on a percentage of average daily net assets of Class S Shares, as described in a Fund's current prospectus.

                  2. Class S Shares are offered at net asset value without a front-end sales load, but may be subject to a CDSC as described in a Fund's current prospectus.

                  3. Shareholders may exchange Class S Shares of a Fund for Class S Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

        F.       Class S1 Shares

                  1. Class S1 Shares may adopt a 12b-1Distribution Plan and/or a shareholder services plan. The plans provide for annual payments of distribution and/or shareholder service fees that are based on a percentage of average daily net assets of Class S1 Shares, as described in a Fund's current prospectus.

                  2. Class S1 Shares are offered at net asset value without a front-end sales load, but may be subject to a CDSC as described in a Fund's current prospectus.

                  3. Shareholders may exchange Class S1 Shares of a Fund for Class S1 Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         G.       Institutional Shares

                  1. Institutional Shares have no distribution or shareholder services plans.

                  2. Institutional Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Institutional Shares of a Fund for Institutional Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund. Shareholders holding Institutional Shares of a Fund in the Variable Annuity Trust may only exchange Institutional Shares for Institutional Shares of another Fund within the Variable Annuity Trust.

         H.       Institutional Service Shares

                  1. Institutional Service Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Institutional Service Shares, as described in a Fund's current prospectus.

                  2. Institutional Service Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Institutional Service Shares of a Fund for Institutional Service Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         I.       Retail Shares

                  1. Retail Shares may adopt a 12b-1 Distribution Plan and/or a shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Retail Shares, as described in a Fund's current prospectus.

                  2. Retail Shares are offered at net asset value without a front-end sales load, but may be subject to a CDSC as described in a Fund's current prospectus.

                  3. Shareholders may exchange Retail Shares of a Fund for Retail Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         J.       Administrative Shares

                  1. Administrative Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Administrative Shares, as described in a Fund's current prospectus.

                  2. Administrative Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Administrative Shares of a Fund for Administrative Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         K.       Investor Shares

                  1. Investor Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Investor Shares, as described in a Fund's current prospectus.

                  2. Investor Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Investor Shares of a Fund for Investor Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         L.       Participant Shares

                  1. Preferred Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Preferred Shares, as described in a Fund's current prospectus.

                  2. Preferred Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Preferred Shares of a Fund for Preferred Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         M.       Reserve Shares

                  1. Plus Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Plus Shares, as described in a Fund's current prospectus.

                  2. Plus Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Plus Shares of a Fund for Plus Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         N.       Resource Shares

                  1. Resource Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Resource Shares, as described in a Fund's current prospectus.

                  2. Resource Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Resource Shares of a Fund for Resource Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

        O.       Class R Shares

                  1. Class R Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Class R Shares, as described in a Fund's current prospectus.

                  2. Class R Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Class R Shares of a Fund for Class R Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.


II. CLASS EXPENSES

         Each class bears the expenses of its 12b-1 Distribution Plan and/or shareholder services plan. There currently are no other class specific expenses.

III. EXPENSE ALLOCATION METHOD

         All income, realized and unrealized capital gains and losses and expenses not assigned to a class will be allocated to each class based on the relative net asset value of each class.

IV. VOTING RIGHTS

         A. Each class will have exclusive voting rights on any matter submitted to its shareholders that relates solely to its class arrangement.

         B. Each class will have separate voting rights on any matter submitted to shareholders where the interests of one class differ from the interests of any other class.

         C. In all other respects, each class has the same rights and obligations as each other class.

V. EXPENSE WAIVERS OR REIMBURSEMENTS

         Any expense waivers or reimbursements will be in compliance with Rule 18f-3 issued under the 1940 Act.

                                  EXHIBIT (p)(2)
              CODE OF ETHICS OF FIRST INTERNATIONAL ADVISORS, INC.

                    FIRST INTERNATIONAL ADVISORS, LLC ("FIA")

                  CODE OF PRACTICE GOVERNING PERSONAL DEALINGS



1.  General

FIA's employees and Directors ("staff") are entitled to manage their own affairs and are not expected to refrain from personal dealings in investments. They must, however, accept that the nature of their work imposes some restrictions on the dealings in which they can engage and reduces the extent to which they can claim complete privacy for their personal financial transactions. This applies also to dealings for any pension policies or similar arrangements over which they have discretion, to dealings by their spouses and children under the age of 18, and by any trust, private company or arrangement with another party in which they or their spouse (or such other persons) or children have an effective voice in investment decisions or a beneficial interest, and dealings by any other "connected person".

It is not meant to suggest that such dealings are disallowed. However, care will be necessary on the part of those directly or indirectly concerned with such matters to ensure that the letter and spirit of this Code are not breached. All members of staff should be prudent in their financial dealings. In particular, they should not enter into commitments which they may be unable to meet.

         For the purpose of this Code:

(i) "investments" means all types of investments other than government securities, life policies and unit trusts;

(ii) "dealings" include purchases, sales, subscriptions, acceptances or take-over and other offers and all other methods of acquiring and disposing of investments;

(iii) "connected person" means any person who is connected with a member of staff by reason of a personal or business relationship (other than by virtue of being a client) such that the member of staff has influence over that person's judgment as to how to invest that person's property or exercise any rights attaching to that person's investments when that person is acting on that person's own account.

2.  Confidential Information

It is a fundamental rule that staff must not use for their own advantage or for the advantage of others (for example, other clients), any information that has come into their possession relating to policy matters, investment decisions or dealings concerning investment business undertaken for clients. The duty of confidentiality goes further, however, and a member of staff must avoid disclosing any confidential information to others, whether or not the member of staff believes the recipient of the information will benefit.

3.  Insider Dealing

Staff must comply with the Criminal Justice Act of 1993 (Part V Insider Dealing) and all other subsequent relevant legislation. A summary of the provisions of the Act is set out in Attachment B and a copy of the Act is available from the Compliance Officer.

If a member of staff is prohibited by the Act from acquiring or disposing of investments for himself or a connected person, that member of staff must not acquire or dispose of such investments for a client unless that client gives a specific instruction unprompted by a member of staff.

4.    Personal Dealings - Conflict of Interest with clients

     (a) Members of staff of FIA must at all times avoid actions which involve, or might seem to involve, a conflict of interest between themselves (or their connected persons) and a client. For this reason staff must not deal in an investment for themselves or a connected person when they are aware that FIA or another company in the First Union Group is currently buying or selling that investment or a connected investment (for example, an ADR or option) for a client or considering whether to do so. Once FIA or the other company has completed its order (and any market impact of the order has dissipated) or decided not to deal, staff may do so. For these purposes, "are aware" means "have knowledge" and does not impose a duty to make enquiries.

     (b) The staff of FIA must not undertake personal deals for themselves or a connected person directly with a client. (c) Under no circumstances should a member of staff accept placements and new issues directly from counterparties with whom FIA regularly deals, nor should they accept any securities at a discounted price from an intermediary.
          Staging of public issues it permitted, but only to the extent that such application is within the individual's means and within the terms of issue. (d) Subject as referred to in this Code, FIA hereby consents to members of staff dealing in the same investments as FIA may deal in as part of the business it has been authorized to conduct by IMRO (referred to as "Permitted Business").

5. Dealing Services

     (a) Staff of FIA dealing on their own account or for the account of a connected person may only do so through their own broker or other counterparty and must inform the broker or counterparty concerned that the staff member is an employee or Director of FIA. Members of staff must not request or accept from the broker any credit or special dealing facilities without the prior and specific consent of the Managing Director of FIA. Before dealing, members of staff must clear the proposed transaction in advance by obtaining the approval of the Managing Director. Within 24 hours of the deal taking place, the transaction should be entered in the Personal Dealing Register, which is maintained by the Compliance Officer, and the entry should be initialed by the Managing Director. FIA's members of staff must irrevocably instruct the broker or other counterparty concerned to provide copies of contract notes for all dealings, and any other information concerning the dealings of such member of staff and connected persons, directly to the Compliance officer of FIA within one business day of the dealings.

          A file containing all such contract notes will be maintained by the Compliance Officer.

      (b) Paragraphs 4, 5(a) and 6 of this Code do not apply to the following:

                  (i) personal equity plans or pension arrangements managed on a discretionary basis by a person independent of the member of staff and Connected Persons;

                  (ii) discretionary management arrangements entered into by a member of staff which such an independent manager.

                  Details of such arrangements as referred to in (i) and (ii) above entered into by a member of staff must be notified to the Compliance Officer as soon as they have been entered into.

      (c) Dealings in First Union Corporation (or any First Union Group company, if appropriate) are not permitted except with the prior agreement of the Managing Director.

6.  Connected Persons

Staff must do all in their power to ensure that connected persons, when acting for their own account, observe the requirements of this Code as though they applied to those persons. If a connected person or a member of staff is an officer of employee of another investment business and subject to the personal dealing rules of that investment business instead, the Compliance Officer should be consulted.

7.            Compliance

     (a) FIA's members of staff should satisfy themselves that they and their connected persons are free to deal in any security. If in any doubt, they should consult the Managing Director before dealing.

     (b) Non-compliance with this Code and with any amendments from time to time notified to members of staff will, in appropriate cases, be deemed a breach of a fundamental term of employment and will be grounds for instant dismissal.

         ................................................


I agree to comply with the terms of the above Code of Practice.

Signed:  ................................................

Name:  ...................................................

Date:  ...................................................

                                  ATTACHMENT B

                    SUMMARY OF THE CRIMINAL JUSTICE ACT 1933
                            PART V (INSIDER DEALING)


1. Insider dealing is governed by the Act, which provides, in general terms, that insider dealing by individuals in certain circumstances will be a criminal offense.

2. The current climate in the securities markets is such that conduct which may at one time have been considered normal may no longer be acceptable and in any event is likely to be scrutinized and, where appropriate, called into question. Insider dealing is increasingly being taken seriously and so care must be taken at all times to comply with the Act.

3. Under the Act, insider dealing is a criminal offense. Insider dealing includes:

(a) buying or selling directly or indirectly, any security the price of which would be likely to be significantly affected by information known to the person buying or selling but not generally available;

     or (b) encouraging somebody else to buy or sell, whether or not that person realizes the information is not generally available;

     or (c) merely disclosing the information to another person otherwise than in the proper performance of your employment or profession.

4. The Act makes provision for certain defenses to a charge of insider dealing but they are very limited in scope and difficult to prove. Only in very limited circumstances will your actions not look like an attempt to benefit yourself or somebody else.

5. If you are in any doubt whether a transaction you propose to make or information you propose to disclose will bring you within the scope of the Act, YOU MUST DISCUSS IT WITH THE COMPLIANCE OFFICER (or in his absence, the Managing Director) before you take action.


If convicted of insider dealing, you will be liable to a fine (which may be substantial) and/or imprisonment. You will have a criminal record.

                                                 August 8, 2003


EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:  Evergreen Select Fixed Income Trust
          Evergreen Core Bond Fund (the "Fund")
          Post-Effective Amendment No. 24 to Registration Statement on Form N-1A, Nos: 333-36019/811-08365

Ladies and Gentlemen:

     On behalf of the Evergreen Select Fixed Income Trust, a Delaware statutory trust, (the "Registrant"), we submit for filing with this letter, Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (the "Amendment") pursuant to the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended.

     This Amendment is being filed pursuant to Rule 485(a) under the 1933 Act for the purpose of registering a new class of shares, Class R Shares, to the Fund. The new class is scheduled to become effective on October 7, 2003.

     If you have any questions or would like further information, please call me at (617) 210-3676.
                                                 Sincerely yours,

                                                 /s/ Catherine Kennedy

                                                 Catherine Kennedy


Enclosure

cc:  David Mahaffey
     Sullivan & Worcester, LLP